UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21732

MGI FUNDS.
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY			10036
(Address of principal executive offices)			(Zip code)

David M. Goldenberg, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 345-6531

Date of fiscal year end:	March 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders.

MGI Funds™

MGI US Large Cap Growth Equity Fund

MGI US Large Cap Value Equity Fund

MGI US Small/Mid Cap Growth Equity Fund

MGI US Small/Mid Cap Value Equity Fund

MGI Core Opportunistic Fixed Income Fund

MGI US Short Maturity Fixed Income Fund

Annual Report

March 31, 2006

This report has been prepared for MGI Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current MGI Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

MGI FUNDS
TABLE OF CONTENTS

MGI US Large Cap Growth Equity Fund

Investment Objective and Benchmark

The investment objective of the fund is long-term total return consisting of both capital appreciation and income. The benchmark for the fund is the Russell 1000® Index.

Investment Strategy

The fund invests in a diversified portfolio of large U.S. and multinational companies that are believed to possess superior potential for long-term capital appreciation. The companies will generally have higher earnings and/or revenue growth histories or expectations relative to the Russell 1000® Index.

Performance

For the fiscal year ended March 31, 2006, the fund’s Y-3 share class performance was 6.35% compared to its benchmark return of 7.13%. Performance for the fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2006, the fund employed two sub-advisors, INTECH and Sands Capital Management. INTECH manages a diversified portfolio of securities using a quantitative approach that utilizes a mathematical investment process. Sands manages a concentrated portfolio using a fundamental, bottom-up approach looking for leading companies. The Sands portfolio is diversified by business lines.

Market Commentary and Fund Performance

Domestic equity markets traded in a relatively tight range from the inception of the fund through the end of the first quarter of 2006. Investors were torn between generally solid earnings news and the continued tug of steadily rising interest rates, rising energy and commodity costs, and concerns over the growing U.S. budget and trade deficits. In this environment, the Russell 1000® Index advanced 7.13%. Within the Russell 1000® Index, returns were driven by the industrial and financial sectors. The health care and consumer discretionary sectors underperformed the broader market.

The MGI US Large Cap Growth Equity Fund trailed the benchmark during the period, reflecting the relative underperformance of large capitalization growth stocks. The INTECH portion of the fund outperformed the benchmark primarily due to the contribution from stocks in the technology and financials sectors. The consumer staples sector, however, was an area of weakness for INTECH with holdings like Hershey and Wrigley posting declines of -14.0% and -10.1%, respectively. The Sands portion of the fund, in contrast, underperformed the benchmark during this period. The main detractors from Sand’s performance were their holdings in Apollo Group, Dell Computer, and American Pharmaceutical Partners (now Abraxis Bioscience), and eBay. Holdings in Starbucks and Google partly offset the performance of these securities.

The Fund’s portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

This graph shows the performance of the MGI US Large Cap Growth Equity Fund Class Y-3 shares versus the Russell 1000® Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2006. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Past performance does not guarantee future performance. Current performance of the Fund may be lower or higher than the performance quoted. Please visit www.mgifunds.com for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.

MGI US Large Cap Value Equity Fund

Investment Objective and Benchmark

The investment objective of the fund is long-term total return consisting of both capital appreciation and income. The benchmark for the fund is the Russell 1000® Index.

Investment Strategy

The fund invests in a diversified portfolio of large U.S. and multinational companies that are considered undervalued based on the stock’s intrinsic values relative to their current market price.

Performance

For the fiscal year ended March 31, 2006, the fund’s Y-3 share class performance was 9.03% compared to its benchmark return of 7.13%. Performance for the fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2006, the fund employed two sub-advisors, Lord Abbett & Co., LLC, and Pzena Investment Management. Lord Abbett utilizes a relative value investing philosophy and seeks to invest in companies with attractive valuations and positive fundamentals. Pzena uses a classic value philosophy, investing in stocks whose prices are low relative to their long-term normal earnings power.

Market Commentary and Fund Performance

Domestic equity markets traded in a relatively tight range from the inception of the fund through the end of the first quarter of 2006. Investors were torn between generally solid earnings news and the continued tug of steadily rising interest rates, rising energy and commodity costs, and concerns over the growing U.S. budget and trade deficits. In this environment, the Russell 1000® Index advanced 7.13%. Within the Russell 1000® Index, returns were driven by the industrial and financial sectors. The health care and consumer discretionary sectors underperformed the broader market.

During the period, large capitalization value stocks, as measured by the Russell 1000 Value Index, returned 8.32%. Their performance versus large capitalization growth stocks, as measured by the Russell 1000 Growth Index, which returned 5.97%, continued the relative performance trend of the past five years That said, there are several traditional stable growth companies that are now trading at a discount to their long-term valuations. Many of these companies are now beginning to appear in “value” portfolios.

The MGI US Large Cap Value Equity Fund outperformed the benchmark, reflecting the favorable performance of large capitalization value stocks during the period and investment decisions made by the fund’s subadvisors.

The fund benefited from security selection in the industrials sector with holdings like Union Pacific and Fluor, which advanced 36.5% and 50.0%, respectively over the period. RadioShack, Tribune Company and Comcast, which posted declines of 27.8%, 27.5%, and 17.2%, respectively, detracted from results. These holdings were in the top five largest negative contributors to the fund’s return. The Pzena portion of the fund outperformed the benchmark primarily due to information technology and industrial sector holdings like Computer Sciences (up 25.5% over the period) and Union Pacific. Pzena’s stock selection in the consumer staples sector detracted from results. The Lord Abbett portion of the fund also outperformed the benchmark. Lord Abbett’s portion of the portfolio benefited from an overweight to the industrial sectors, while an underweight to the stronger performing financials sector detracted from results.

The Fund’s portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

This graph shows the performance of the MGI US Large Cap Value Equity Fund Class Y-3 shares versus the Russell 1000® Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2006. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Past performance does not guarantee future performance. Current performance of the Fund may be lower or higher than the performance quoted. Please visit www.mgifunds.com for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.

MGI US Small/Mid Cap Growth Equity Fund

Investment Objective and Benchmark

The investment objective of the fund is long-term total return comprised primarily of capital appreciation. The benchmark for the fund is the Russell 2500® Index.

Investment Strategy

The fund invests in a diversified portfolio of small and medium sized U.S. companies that offer superior potential for capital appreciation. The companies will generally have higher earnings and/or revenue growth histories or expectations relative to the Russell 2500® Index.

Performance

For the fiscal year ended March 31, 2006, the fund’s Y-3 share class performance was 21.32% compared to its benchmark return of 14.38%. Performance for the fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2006, the fund employed two sub-advisors, Westfield Capital Management and Mazama Capital Management. Westfield employs a fundamental, bottom-up approach which seeks to identify reasonably priced stocks with high earnings growth potential. Mazama uses a combination of fundamental, bottom-up stock selection as well as a proprietary, model driven framework for security selection and portfolio construction. They focus on companies with strong business momentum.

Market Commentary and Fund Performance

Domestic equity markets traded in a relatively tight range from the inception of the fund through the end of the first quarter of 2006. Investors were torn between generally solid earnings news and the continued tug of steadily rising interest rates, rising energy and commodity costs, and concerns over the growing U.S. budget and trade deficits. Small and mid capitalization stocks performed well over the period. The universe of representative stocks, the Russell 2500® Index advanced 14.38% over the period. The Russell 2500® Value Index, which returned 12.24%, trailed its growth counterpart, the Russell 2500® Growth Index, which returned 16.60%, during the period as investors focused on companies that were perceived to have strong business momentum.

The MGI US Small/Mid Cap Growth Equity Fund outperformed the benchmark primarily due to strong security selection by the sub-advisors. In particular, holdings like Celgene and Cephalon, the top two contributors to the Fund’s performance over the period, boosted returns with advances of 88.4% and 52.3%, respectively. Stock selection in the materials sector, however, detracted from results. Mazama, which focuses on business momentum as a key part of their growth investment strategy, outperformed the benchmark due to strong security selection in the health care and financials sectors. Mazama’s underweight to the strong performing industrials sector detracted from results. The Westfield portion of the fund outperformed the index due to an overweight and strong security selection in the healthcare sector as well as an underweight to the weaker performing consumer discretionary sector. Holdings like Celgene, which was also a top contributor to fund performance, and Elan boosted results. Elan posted a return of 77.6% over the period. These holdings were the top contributors to Westfield’s performance. Industrial holdings such as LECG, Resources Connection and Roper Industries detracted from results. These holdings were down 15.0%, 11.5%, and 0.2%, respectively over the period.

The Fund’s portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

This graph shows the performance of the MGI US Small/Mid Cap Growth Equity Fund Class Y-3 shares versus the Russell 2500® Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2006. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Past performance does not guarantee future performance. Current performance of the Fund may be lower or higher than the performance quoted. Please visit www.mgifunds.com for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.

MGI US Small/Mid Cap Value Equity Fund

Investment Objective and Benchmark

The investment objective of the fund is long-term total return comprised primarily of capital appreciation. The benchmark for the fund is the Russell 2500® Index.

Investment Strategy

The fund invests in common stocks of small and medium sized U.S. companies that offer the potential for long-term capital appreciation and that appear to be undervalued at the time of purchase based on the stock’s intrinsic value relative to current market price.

Performance

For the fiscal year ended March 31, 2006, the fund’s Y-3 share class performance was 10.79% compared to its benchmark return of 14.38%. Performance for the fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2006, the fund employed two sub-advisors, Evergreen Investments (Kaplan) and Wells Capital Management (Benson Value Team). Kaplan manages a portfolio of small and mid capitalization stocks using a value investment philosophy taking into account a company’s earnings power, the value of the company’s assets and the company’s internally generated cash flow. The Benson Value Team manages a portfolio of micro-capitalization stocks using a bottom-up, value oriented investment strategy and seeks stocks that have  positive cash flow, improving fundamentals and inexpensive valuations relative to peers.

Market Commentary and Fund Performance

Domestic equity markets traded in a relatively tight range from the inception of the fund through the end of the first quarter of 2006. Investors were torn between generally solid earnings news and the continued tug of steadily rising interest rates, rising energy and commodity costs, and concerns over the growing U.S. budget and trade deficits. Small and mid capitalization stocks performed well over the period. The universe of representative stocks, the Russell 2500®  Index advanced 14.38% over the period. The Russell 2500 Value Index, which returned 12.24% trailed its growth counterpart, the Russell 2500®  Growth Index, which returned 16.60%, during the period as investors focused on companies that were perceived to have strong business momentum.

The MGI Small/Mid Cap Value Equity Fund trailed the Russell 2500® Index primarily due to the relatively weaker performance of “value” stocks. Additionally, one of the sub-advisors, Evergreen, turned in disappointing results for the period. Holdings such as YRC Worldwide, South Financial Group and Sky Financial Group detracted from results, posting declines of 27.2%, 8.3% and 5.0%, respectively. These holdings were among the most negative contributors to the fund’s performance over the period. Evergreen underperformed the index primarily due to stock selection in the industrial and information technology sectors. This negative result was partly offset by strong contributions from Evergreen’s holdings in the energy and consumer discretionary sectors. Holdings such as Maverick Tube and Polaris, which advanced 56.2% and 14.6%, respectively over the period, contributed to results. Additionally, the fund benefited from Evergreen’s decision to avoid the underperforming utilities sector. The Benson Value portion of the fund outperformed the index due to its focus on the small end of the capitalization range as well as strong security selection. In particular, the manager’s investment in the health care sector contributed positively to overall results. This was reduced somewhat by stock selection in consumer discretionary and financials sectors.

The Fund’s portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

This graph shows the performance of the MGI US Small/Mid Cap Value Equity Fund Class Y-3 shares versus the Russell 2500® Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2006. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Past performance does not guarantee future performance. Current performance of the Fund may be lower or higher than the performance quoted. Please visit www.mgifunds.com for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.

MGI Core Opportunistic Fixed Income Fund

Investment Objective and Benchmark

The investment objective of the fund is long-term total return consisting of both current income and capital appreciation. The benchmark for the fund is the Lehman Brothers US Aggregate Bond™ Index.

Investment Strategy

The fund invests primarily in U.S. dollar denominated investment grade bonds, including government securities, corporate bonds, and mortgage- and asset-backed securities, among others. The fund may also invest a significant portion of assets in any combination of non-investment grade bonds, non-U.S. dollar denominated bonds and bonds issued by issuers of emerging capital markets.

Performance

For the fiscal year ended March 31, 2006, the fund’s Y-3 share class performance was -0.02% compared to its benchmark return of -0.06%. Performance for the fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2006, the fund employed two sub-advisors, BlackRock Advisors, Inc. and Western Asset Management Company (WAM). BlackRock manages its allocated portion of the Fund using a relative value strategy to determine the tradeoff between risk and return. This philosophy emphasizes research and analysis of specific sectors and securities along with the risks associated with the fixed income markets, including interest rate risk, yield curve risk, cash flow risk, credit risk, and liquidity risk. WAM manages its allocated portion of the fund using a broad-based approach to fixed income management, making use of both traditional and innovative investment tools and techniques. WAM combines a long-term perspective on interest rates, with active inter- and intra-sector trading.

Market Commentary and Fund Performance

The investment grade bond market had to withstand headwinds from several sources during the period; most notable was a steady dose of rising short term interest rates by the Federal Reserve leading to a substantial flattening of the yield curve. From mid-August 2005 through March 31, 2006, the Federal Reserve increased the federal funds rate 5 times, each by 0.25%, for a total increase of 1.25%. In response, yields on short-term interest rates, as measured by 3 month Treasury bills increased by 1.10% while long-term or 30-year Treasury bond yields increased by 0.44%. In addition, bond investors worried about a global economy that seemed to be gathering momentum, despite a shift to a more restrictive monetary policy, and the inflationary implications of persistently high energy prices prior to and following a devastating hurricane season. Investors also witnessed the decline in credit ratings of Ford and General Motors, both of which were substantial issuers, to below investment grade. Add to the mix geopolitical anxiety, deteriorating confidence in the Bush administration’s policies, and a growing budget deficit and it’s remarkable that the bond market managed to tread water.

The primary factor contributing positively to the fund was a moderately conservative duration strategy which helped mitigate the impact of higher interest rates. Favorable results in the asset-backed and commercial mortgage-backed sectors along with a modest exposure to the high yield and emerging markets helped offset declines in both mortgage-backed securities and investment grade corporate bonds. BlackRock’s short duration posture drove their results over the period while WAM’s performance was driven primarily by investments in the investment grade spread or non-Treasury sectors as well as their allocation to the “plus sectors” including high yield and emerging markets bonds. BlackRock’s defensive posture, or higher quality bias, with respect to the credit market hurt performance as lower quality names fared well. The fund’s performance was also adversely impacted by WAM’s overweight duration strategy which anticipated a pause in the Federal Reserve’s rate increase policy and a moderate decline in yields.

The Fund’s portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

This graph shows the performance of the MGI Core Opportunistic Fixed Income Fund Class Y-3 shares versus the Lehman Brothers US Aggregate Bond™ Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2006. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Past performance does not guarantee future performance. Current performance of the Fund may be lower or higher than the performance quoted. Please visit www.mgifunds.com for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.

MGI US Short Maturity Fixed Income Fund

Investment Objective and Benchmark

The investment objective of the fund is safety of principal with a moderate level of income. The benchmark for the fund is the Lehman Brothers Government/Credit 1-3 Year Bond Index.

Investment Strategy

The fund invests in U.S. dollar denominated investment grade bonds, including government securities, corporate bonds, and mortgage- and asset-backed securities, among others. The strategy’s duration will typically fall between one and three years. Duration measures the potential price sensitivity of a bond with respect to change in interest rates.

Performance

For the fiscal year ended March 31, 2006, the fund’s Y-3 share class performance was 1.34% compared to its benchmark return of 1.30%. Performance for the fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2006, the fund employed one sub-advisor, Aberdeen Asset Management. Aberdeen manages the fund using a bottom-up, relative value perspective, seeking to identify bonds that are priced inefficiently. The process is driven largely by security selection, seeking bonds that are undervalued.

Market Commentary and Fund Performance

The investment grade bond market had to withstand headwinds from several sources during the period; most notable was a steady dose of rising short term interest rates by the Federal Reserve leading to a substantial flattening of the yield curve. From mid-August 2005 through March 31, 2006, the Federal Reserve increased the federal funds rate 5 times, each by 0.25%, for a total increase of 1.25%. In response, yields on short-term interest rates, as measured by 3 month Treasury bills increased by 1.10% while long-term or 30-year Treasury bond yields increased by 0.44%. In addition, bond investors worried about a global economy that seemed to be gathering momentum, despite a shift to a more restrictive monetary policy, and the inflationary implications of persistently high energy prices prior to and following a devastating hurricane season. Investors also witnessed the decline in credit ratings of Ford and General Motors, both of which were substantial issuers, to below investment grade. Add to the mix geopolitical anxiety, deteriorating confidence in the Bush administration’s policies, and a growing budget deficit and it’s remarkable that the bond market managed to tread water.

Investments within the MGI US Short Maturity Fund bore the brunt of higher interest rates amid a flattening of the yield curve with short rates rising substantially more than longer term rates. Aberdeen’s policy of maintaining a duration exposure that is comparable to the index mitigated the impact of rising interest rates. Favorable sector exposures and security selection within several segments of the market, most notably high quality asset-backed securities, collateralized mortgage-backed obligations, and commercial mortgage-backed bonds, helped mute the impact of higher interest rates. These segments of the bond market generally have a AAA-rated credit quality and offer higher levels of income relative to comparably rated U.S. Treasury and Agency bonds. While an underweight to the corporate bond market detracted from results, avoiding exposure to the credit degradation within the auto industry was advantageous.

The Fund’s portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

This graph shows the performance of the MGI US Short Maturity Fixed Income Fund Class Y-3 shares versus the Lehman Brothers Government/Credit 1-3 Year Bond Index from August 22, 2005, which is the inception date of the Fund, through March 31, 2006. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Past performance does not guarantee future performance. Current performance of the Fund may be lower or higher than the performance quoted. Please visit www.mgifunds.com for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
March 31, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%
	Advertising — 0.0%
100	Omnicom Group	8,325
	Aerospace & Defense — 0.9%
9,275	Boeing Co.	722,801
3,400	General Dynamics Corp.	217,532
900	L-3 Communications Holdings, Inc.	77,211
11,320	Rockwell Collins, Inc.	637,882
		1,655,426
	Agriculture — 0.9%
23,200	Altria Group, Inc.	1,643,952
	Airlines — 0.1%
13,700	Southwest Airlines Co.	246,463
	Apparel — 0.1%
7,550	Coach, Inc.(a)	261,079
	Banks — 1.0%
16,600	Bank of America Corp.	755,964
7,900	Mellon Financial Corp.	281,240
3,300	Northern Trust Corp.	173,250
6,800	State Street Corp.	410,924
3,700	Zions Bancorporation	306,101
		1,927,479
	Beverages — 1.1%
8,525	Brown-Forman Corp. Class B	656,169
4,300	Coca-Cola Co. (The)	180,041
22,000	PepsiCo, Inc.	1,271,380
		2,107,590
	Biotechnology — 8.9%
59,825	Amgen, Inc.(a)	4,352,269
7,000	Chiron Corp.(a)	320,670
72,700	Genentech, Inc.(a)	6,143,877
75,150	Genzyme Corp.(a)	5,051,583
16,300	MedImmune, Inc.(a)	596,254
7,900	Millipore Corp.(a)	577,174
		17,041,827
	Chemicals — 0.1%
250	Ecolab, Inc.	9,550

                                                            See accompanying notes to the financial statements.                                                        13

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Chemicals — continued
225	Praxair, Inc.	12,409
1,120	Sherwin-Williams Co. (The)	55,373
948	Tronox, Inc. Class B(a)	16,102
		93,434
	Commercial Services — 6.1%
73,800	Apollo Group, Inc. Class A(a)	3,875,238
1,300	Convergys Corp.(a)	23,673
21,170	Equifax, Inc.	788,371
27,800	Iron Mountain, Inc.(a)	1,132,572
69,155	Moody’s Corp.	4,941,816
11,825	Paychex, Inc.	492,629
10,600	Robert Half International, Inc.	409,266
		11,663,565
	Computers — 1.6%
800	Affiliated Computer Services, Inc. Class A(a)	47,728
6,685	Apple Computer, Inc.(a)	419,283
70,700	Dell, Inc.(a)	2,104,032
5,840	International Business Machines Corp.	481,625
		3,052,668
	Cosmetics & Personal Care — 0.9%
7,800	Colgate-Palmolive Co.	445,380
500	Estee Lauder Cos. (The), Inc. Class A	18,595
21,580	Procter & Gamble Co.	1,243,440
		1,707,415
	Distribution & Wholesale — 0.0%
500	WW Grainger, Inc.	37,675
	Diversified Financial Services — 5.7%
2,900	American Express Co.	152,395
4,500	Ameriprise Financial, Inc.	202,770
27,600	Capital One Financial Corp.	2,222,352
22,350	Charles Schwab Corp. (The)	384,643
9,367	Chicago Mercantile Exchange	4,191,732
20,000	E*Trade Financial Corp.(a)	539,600
12,900	Federated Investors, Inc. Class B	503,745
13,350	Franklin Resources, Inc.	1,258,104
1,100	Freddie Mac	67,100
4,500	Lehman Brothers Holdings, Inc.	650,385
12,785	SLM Corp.	664,053
500	T Rowe Price Group, Inc.	39,105
		10,875,984

14                                                        See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Electric — 0.8%
15,200	Edison International	625,936
7,400	Exelon Corp.	391,460
11,650	TXU Corp.	521,454
		1,538,850
	Electrical Components & Equipment — 0.1%
2,600	Molex, Inc.	86,320
	Electronics — 0.9%
17,600	Agilent Technologies, Inc.(a)	660,880
5,100	Applera Corp. - Applied Biosystems Group	138,414
1,000	Fisher Scientific International, Inc.(a)	68,050
16,600	Jabil Circuit, Inc.(a)	711,476
500	Tektronix, Inc.	17,855
4,800	Thermo Electron Corp.(a)	178,032
		1,774,707
	Entertainment — 0.1%
2,900	International Game Technology	102,138
	Food — 1.4%
7,125	Campbell Soup Co.	230,850
7,000	General Mills, Inc.	354,760
9,560	Hershey Co. (The)	499,319
8,370	Kellogg Co.	368,615
18,300	Kroger Co. (The)(a)	372,588
3,200	Whole Foods Market, Inc.	212,608
9,735	WM Wrigley Jr. Co.	623,040
		2,661,780
	Hand & Machine Tools — 0.1%
2,200	Black & Decker Corp.	191,158
	Health Care - Products — 9.4%
17,925	Baxter International, Inc.	695,669
480	Becton Dickinson & Co.	29,558
2,875	CR Bard, Inc.	194,954
7,115	Guidant Corp.	555,397
12,119	Intuitive Surgical, Inc.(a)	1,430,042
55,120	Johnson & Johnson	3,264,206
85,165	Medtronic, Inc.	4,322,124
33,600	Patterson Cos., Inc.(a)	1,182,720
14,480	St. Jude Medical, Inc.(a)	593,680
48,400	Stryker Corp.	2,146,056

                                                            See accompanying notes to the financial statements.                                                        15

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Health Care - Products — continued
36,000	Varian Medical Systems, Inc.(a)	2,021,760
23,600	Zimmer Holdings, Inc.(a)	1,595,360
		18,031,526
	Health Care - Services — 2.3%
3,700	Aetna, Inc.	181,818
11,900	Coventry Health Care, Inc.(a)	642,362
11,775	HCA, Inc.	539,177
900	Health Management Associates, Inc. Class A	19,413
5,200	Humana, Inc.(a)	273,780
5,200	Laboratory Corp. of America Holdings(a)	304,096
6,200	Manor Care, Inc.	274,970
3,300	Quest Diagnostics, Inc.	169,290
33,805	UnitedHealth Group, Inc.	1,888,347
		4,293,253
	Home Builders — 0.0%
1,200	KB Home	77,976
	Home Furnishings — 0.2%
1,900	Harman International Industries, Inc.	211,147
5,800	Maytag Corp.	123,714
		334,861
	Household Products & Wares — 0.2%
6,395	Clorox Co.	382,741
190	Fortune Brands, Inc.	15,320
		398,061
	Insurance — 1.9%
12,600	Aflac, Inc.	568,638
4,600	American International Group, Inc.	304,014
4,900	Cigna Corp.	640,038
400	MGIC Investment Corp.	26,652
9,875	Progressive Corp. (The)	1,029,567
13,800	Prudential Financial, Inc.	1,046,178
		3,615,087
	Internet — 9.5%
2,900	Amazon.Com, Inc.(a)	105,879
172,100	eBay, Inc.(a)	6,722,226
19,900	Google, Inc. Class A(a)	7,761,000
2,200	Monster Worldwide, Inc.(a)	109,692

16                                                        See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Internet — continued
600	VeriSign, Inc.(a)	14,394
106,100	Yahoo!, Inc.(a)	3,422,786
		18,135,977
	Iron & Steel — 0.0%
1,400	Allegheny Technologies, Inc.	85,652
	Lodging — 0.2%
2,130	Harrah’s Entertainment, Inc.	166,055
2,000	Hilton Hotels Corp.	50,920
3,015	Marriott International, Inc. Class A	206,829
		423,804
	Media — 0.5%
500	Dow Jones & Co., Inc.	19,650
4,600	EW Scripps Co. Class A	205,666
7,110	McGraw-Hill Cos. (The), Inc.	409,678
3,100	Meredith Corp.	172,949
8,000	Time Warner, Inc.	134,320
1,400	Univision Communications, Inc. Class A(a)	48,258
		990,521
	Mining — 0.1%
1,800	Newmont Mining Corp.	93,402
300	Vulcan Materials Co.	25,995
		119,397
	Miscellaneous - Manufacturing — 1.8%
88,530	General Electric Co.	3,079,073
7,600	ITT Industries, Inc.	427,272
		3,506,345
	Oil & Gas — 5.5%
600	Amerada Hess Corp.	85,440
5,400	Anadarko Petroleum Corp.	545,454
2,700	Apache Corp.	176,877
15,500	Burlington Resources, Inc.	1,424,605
4,900	Chesapeake Energy Corp.	153,909
10,200	Chevron Corp.	591,294
17,600	Devon Energy Corp.	1,076,592
21,150	EOG Resources, Inc.	1,522,800
39,625	Exxon Mobil Corp.	2,411,577

                                                            See accompanying notes to the financial statements.                                                        17

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Oil & Gas — continued
4,700	Kerr-McGee Corp.	448,756
2,900	Nabors Industries, Ltd.(a)	207,582
6,100	Noble Corp.	494,710
200	Occidental Petroleum Corp.	18,530
1,400	Transocean, Inc.(a)	112,420
9,700	Valero Energy Corp.	579,866
15,191	XTO Energy, Inc.	661,872
		10,512,284
	Oil & Gas Services — 1.4%
9,845	Baker Hughes, Inc.	673,398
16,400	BJ Services Co.	567,440
2,975	Halliburton Co.	217,234
7,000	National Oilwell Varco, Inc.(a)	448,840
5,225	Schlumberger, Ltd.	661,328
700	Weatherford International, Ltd.(a)	32,025
		2,600,265
	Pharmaceuticals — 12.5%
14,700	Abbott Laboratories	624,309
42,800	Allergan, Inc.	4,643,800
37,700	American Pharmaceutical Partners, Inc.(a)	1,074,073
20,000	AmerisourceBergen Corp.	965,400
3,300	Barr Pharmaceuticals, Inc.(a)	207,834
2,775	Bristol-Myers Squibb Co.	68,293
8,400	Cardinal Health, Inc.	625,968
15,700	Caremark Rx, Inc.(a)	772,126
2,900	Eli Lilly & Co.	160,370
20,575	Express Scripts, Inc.(a)	1,808,542
2,850	Forest Laboratories, Inc.(a)	127,196
12,600	Gilead Sciences, Inc.(a)	783,972
28,625	Hospira, Inc.(a)	1,129,543
41,500	King Pharmaceuticals, Inc.(a)	715,875
18,600	Medco Health Solutions, Inc.(a)	1,064,292
22,000	Merck & Co., Inc.	775,060
19,900	Mylan Laboratories	465,660
49,800	Pfizer, Inc.	1,241,016
14,690	Schering-Plough Corp.	278,963
114,500	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,715,110
4,500	Watson Pharmaceuticals, Inc.(a)	129,330
32,620	Wyeth	1,582,722
		23,959,454
	Pipelines — 0.2%
3,125	Kinder Morgan, Inc.	287,469

18                                                        See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	REITS — 0.3%
1,400	Prologis REIT	74,900
3,950	Public Storage, Inc. REIT	320,859
1,050	Simon Property Group, Inc. REIT	88,347
1,800	Vornado Realty Trust REIT	172,800
		656,906
	Retail — 12.7%
51,900	Bed Bath & Beyond, Inc.(a)	1,992,960
3,600	Best Buy Co., Inc.	201,348
19,425	Darden Restaurants, Inc.	797,008
7,600	Home Depot, Inc.	321,480
61,650	Lowe’s Cos., Inc.	3,972,726
1,000	McDonald’s Corp.	34,360
27,000	Office Depot, Inc.(a)	1,005,480
218,770	Starbucks Corp.(a)	8,234,503
9,685	Target Corp.	503,717
4,600	Tiffany & Co.	172,684
94,440	Walgreen Co.	4,073,197
35,195	Wal-Mart Stores, Inc.	1,662,612
9,300	Wendy’s International, Inc.	577,158
15,195	Yum! Brands, Inc.	742,428
		24,291,661
	Semiconductors — 1.0%
4,000	Applied Materials, Inc.	70,040
13,900	Broadcom Corp. Class A(a)	599,924
7,100	Freescale Semiconductor, Inc. Class B(a)	197,167
895	Intel Corp.	17,318
17,450	National Semiconductor Corp.	485,808
8,900	Nvidia Corp.(a)	509,614
1,025	Texas Instruments, Inc.	33,282
		1,913,153
	Software — 4.5%
2,500	Adobe Systems, Inc.(a)	87,300
14,275	Autodesk, Inc.(a)	549,873
2,640	Automatic Data Processing, Inc.	120,595
11,300	BMC Software, Inc.(a)	244,758
7,550	Citrix Systems, Inc.(a)	286,145
5,500	First Data Corp.	257,510
8,400	Fiserv, Inc.(a)	357,420
1,250	Intuit, Inc.(a)	66,488
143,590	Microsoft Corp.	3,907,084

                                                            See accompanying notes to the financial statements.                                                        19

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Software — continued
18,216	Oracle Corp.(a)	249,377
89,900	Red Hat, Inc.(a)	2,515,402
		8,641,952
	Telecommunications — 3.4%
4,000	ADC Telecommunications, Inc.(a)	102,360
4,800	Alltel Corp.	310,800
1,400	Cisco Systems, Inc.(a)	30,338
36,275	Corning, Inc.(a)	976,160
17,600	Motorola, Inc.	403,216
90,495	Qualcomm, Inc.	4,579,952
		6,402,826
	Transportation — 0.0%
200	FedEx Corp.	22,588
	TOTAL COMMON STOCKS (COST $185,475,922)	187,978,853
	TOTAL INVESTMENTS — 98.4%
	(Cost $185,475,922)	187,978,853
	Other Assets and Liabilities (net) — 1.6%	3,012,529
	TOTAL NET ASSETS — 100.0%	$190,991,382

Notes to Schedule of Investments:
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(a) Non-income producing security.

20                                                        See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
March 31, 2006

Asset Class Summary	% of Total Net Assets
Common Stocks	98.4
Other Assets and Liabilities (net)	1.6
100.0%

                                                            See accompanying notes to the financial statements.                                                        21

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
March 31, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%
	Aerospace & Defense — 2.1%
18,400	Boeing Co.	1,433,912
11,516	General Dynamics Corp.	736,794
1,500	Lockheed Martin Corp.	112,695
5,982	Northrop Grumman Corp.	408,511
32,767	Raytheon Co.	1,502,039
		4,193,951
	Agriculture — 0.6%
14,300	Monsanto Co.	1,211,925
	Auto Manufacturers — 0.3%
18,290	Honda Motor Co., Ltd., Sponsored ADR	566,258
	Auto Parts & Equipment — 2.6%
23,300	Johnson Controls, Inc.	1,769,169
43,975	Magna International, Inc. Class A	3,328,468
		5,097,637
	Banks — 4.0%
67,974	Bank of America Corp.	3,095,536
46,700	Bank of New York Co. (The), Inc.	1,683,068
29,300	Comerica, Inc.	1,698,521
8,900	Marshall & IIsley Corp.	387,862
38,300	Mitsubishi UFJ Financial Group, Inc., ADR	582,543
5,200	SunTrust Banks, Inc.	378,352
		7,825,882
	Beverages — 1.9%
18,241	Coca-Cola Co. (The)	763,751
8,500	Coca-Cola Enterprises, Inc.	172,890
23,290	Diageo Plc, Sponsored ADR	1,477,285
22,948	PepsiCo, Inc.	1,326,165
		3,740,091
	Biotechnology — 0.4%
20,011	MedImmune, Inc.(a)	732,002
	Chemicals — 0.6%
20,800	Praxair, Inc.	1,147,120
	Computers — 3.8%
37,175	Computer Sciences Corp.(a)	2,065,071
36,600	Electronic Data Systems Corp.	981,978

22                                                        See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Computers — continued
110,975	Hewlett-Packard Co.	3,651,077
135,100	Sun Microsystems, Inc.(a)	693,063
		7,391,189
	Cosmetics & Personal Care — 1.7%
56,582	Procter & Gamble Co.	3,260,255
	Diversified Financial Services — 10.7%
99,196	Citigroup, Inc.	4,685,027
70,600	Fannie Mae	3,628,840
57,998	Freddie Mac	3,537,878
117,444	JPMorgan Chase & Co.	4,890,368
68,775	Morgan Stanley	4,320,445
		21,062,558
	Electric — 2.5%
12,700	Ameren Corp.	632,714
4,349	Dominion Resources, Inc.	300,211
19,300	PG&E Corp.	750,770
17,500	Southern Co. (The)	573,475
65,400	Wisconsin Energy Corp.	2,615,346
		4,872,516
	Electrical Components & Equipment — 1.0%
24,600	Emerson Electric Co.	2,057,298
	Engineering & Construction — 0.6%
13,400	Fluor Corp.	1,149,720
	Environmental Control — 0.7%
40,600	Waste Management, Inc.	1,433,180
	Food — 4.3%
47,000	Campbell Soup Co.	1,522,800
8,500	General Mills, Inc.	430,780
1,200	HJ Heinz Co.	45,504
73,300	Kraft Foods, Inc. Class A	2,221,723
88,200	Kroger Co. (The)(a)	1,795,752
136,325	Sara Lee Corp.	2,437,491
		8,454,050
	Forest Products & Paper — 1.1%
61,200	International Paper Co.	2,115,684

                                                            See accompanying notes to the financial statements.                                                        23

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Gas — 1.3%
56,675	Sempra Energy	2,633,120
	Health Care - Products — 3.1%
38,302	Baxter International, Inc.	1,486,501
28,476	Boston Scientific Corp.(a)	656,372
48,725	Johnson & Johnson	2,885,494
19,250	Medtronic, Inc.	976,937
		6,005,304
	Health Care - Services — 0.7%
32,250	HCA, Inc.	1,476,727
	Home Furnishings — 1.9%
40,875	Whirlpool Corp.	3,738,836
	Household Products & Wares — 2.1%
17,728	Clorox Co.	1,061,021
54,700	Kimberly-Clark Corp.	3,161,660
		4,222,681
	Insurance — 10.3%
10,587	ACE, Ltd.	550,630
23,300	Aflac, Inc.	1,051,529
70,450	Allstate Corp. (The)	3,671,150
18,900	American International Group, Inc.	1,249,101
45,500	AON Corp.	1,888,705
34,950	Fidelity National Financial, Inc.	1,241,774
9,500	Hartford Financial Services Group, Inc.	765,225
49,250	Metlife, Inc.	2,382,223
69,750	Torchmark Corp.	3,982,725
55,475	XL Capital, Ltd. Class A	3,556,502
		20,339,564
	Internet — 0.2%
13,750	IAC/InterActiveCorp.(a)	405,213
	Machinery - Construction & Mining — 0.4%
11,200	Caterpillar, Inc.	804,272
	Machinery - Diversified — 0.4%
10,953	Deere & Co.	865,835
	Media — 1.1%
46,329	Comcast Corp. Class A(a)	1,210,113
32,900	Tribune Co.	902,447
		2,112,560

24                                                        See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Mining — 1.6%
48,600	Barrick Gold Corp.	1,323,864
36,300	Newmont Mining Corp.	1,883,607
		3,207,471
	Miscellaneous - Manufacturing — 2.7%
5,653	Dover Corp.	274,510
6,600	Eaton Corp.	481,602
49,814	General Electric Co.	1,732,531
13,995	Honeywell International, Inc.	598,566
17,900	Pall Corp.	558,301
19,700	Parker Hannifin Corp.	1,588,017
		5,233,527
	Oil & Gas — 3.6%
39,550	BP Plc, Sponsored ADR	2,726,577
72,026	Exxon Mobil Corp.	4,383,502
		7,110,079
	Oil & Gas Services — 1.5%
13,800	Baker Hughes, Inc.	943,920
15,676	Schlumberger, Ltd.	1,984,111
		2,928,031
	Pharmaceuticals — 10.1%
5,900	Abbott Laboratories	250,573
42,300	AmerisourceBergen Corp.	2,041,821
119,800	Bristol-Myers Squibb Co.	2,948,278
5,400	Eli Lilly & Co.	298,620
26,155	GlaxoSmithKline Plc, ADR	1,368,168
29,100	Merck & Co., Inc.	1,025,193
44,400	Novartis AG, ADR	2,461,536
210,125	Pfizer, Inc.	5,236,315
32,400	Schering-Plough Corp.	615,276
25,800	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,062,444
52,393	Wyeth	2,542,108
		19,850,332
	Pipelines — 0.3%
52,300	El Paso Corp.	630,215
	Retail — 4.6%
24,775	Autozone, Inc.(a)	2,469,820
2,000	Federated Department Stores, Inc.	146,000
89,050	RadioShack Corp.	1,712,432

                                                            See accompanying notes to the financial statements.                                                        25

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Retail — continued
148,075	TJX Cos., Inc.	3,675,222
23,057	Wal-Mart Stores, Inc.	1,089,213
		9,092,687
	Savings & Loans — 1.2%
54,300	Washington Mutual, Inc.	2,314,266
	Software — 5.3%
38,800	Automatic Data Processing, Inc.	1,772,384
74,750	CA, Inc.	2,033,948
148,950	Microsoft Corp.	4,052,930
186,225	Oracle Corp.(a)	2,549,420
		10,408,682
	Telecommunications — 4.7%
78,300	AT&T, Inc.	2,117,232
29,600	BellSouth Corp.	1,025,640
1,094,225	Lucent Technologies, Inc.(a)	3,337,386
54,000	Motorola, Inc.	1,237,140
15,113	Sprint Nextel Corp.	390,520
33,500	Verizon Communications, Inc.	1,141,010
		9,248,928
	Transportation — 2.0%
41,500	Union Pacific Corp.	3,874,025
	TOTAL COMMON STOCKS (COST $181,728,286)	192,813,671
	TOTAL INVESTMENTS — 98.0%
	(Cost $181,728,286)	192,813,671
	Other Assets and Liabilities (net) — 2.0%	3,985,486
	TOTAL NET ASSETS — 100.0%	$196,799,157
	Notes to Schedule of Investments:
	ADR - American Depository Receipt
	(a) Non-income producing security.

26                                                        See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments
March 31, 2006

Asset Class Summary	% of Total Net Assets
Common Stocks	98.0
Other Assets and Liabilities (net)	2.0
100.0%

                                                            See accompanying notes to the financial statements.                                                        27

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
March 31, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%
	Apparel — 2.1%
800	Columbia Sportswear Co.(a)	42,664
16,900	CROCS, Inc.(a)	425,035
7,900	Polo Ralph Lauren Corp.	478,819
65,200	Quiksilver, Inc.(a)	903,672
		1,850,190
	Banks — 3.5%
27,100	East-West Bancorp, Inc.	1,044,705
17,100	SVB Financial Group(a)	907,155
18,500	Wintrust Financial Corp.	1,076,145
		3,028,005
	Biotechnology — 2.8%
8,800	Affymetrix, Inc.(a)	289,784
29,800	Celgene Corp.(a)	1,317,756
7,600	Charles River Laboratories International, Inc.(a)	372,552
4,358	Metabasis Therapeutics, Inc.(a)	39,614
22,200	Telik, Inc.(a)	429,792
		2,449,498
	Chemicals — 0.5%
15,900	Symyx Technologies(a)	441,066
	Coal — 3.0%
11,600	Consol Energy, Inc.	860,256
25,200	Massey Energy Co.	908,964
17,500	Peabody Energy Corp.	882,175
		2,651,395
	Commercial Services — 3.6%
19,700	Alliance Data Systems Corp.(a)	921,369
6,700	Huron Consulting Group, Inc.(a)	202,943
3,400	LECG Corp.(a)	65,518
2,000	Morningstar, Inc.(a)	89,540
15,000	Resources Connection, Inc.(a)	373,650
21,900	Sotheby’s Holdings Class A(a)	635,976
17,100	Weight Watchers International, Inc.	878,940
		3,167,936
	Computers — 3.4%
2,700	Factset Research Systems, Inc.	119,745
5,600	Jack Henry & Associates, Inc.	128,072
6,300	Manhattan Associates, Inc.(a)	138,600

28                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Computers — continued
79,600	Maxtor Corp.(a)	760,976
25,200	SRA International, Inc. Class A(a)	950,796
31,500	Synopsys, Inc.(a)	704,025
7,500	Western Digital Corp.(a)	145,725
		2,947,939
	Diversified Financial Services — 6.2%
7,800	Accredited Home Lenders Holding Co.(a)	399,204
14,900	Affiliated Managers Group(a)	1,588,489
9,500	Calamos Asset Management, Inc. Class A	355,300
17,419	CapitalSource, Inc.	433,385
1,400	CBOT Holdings, Inc. Class A(a)	167,160
58,200	E*Trade Financial Corp.(a)	1,570,236
5,200	Friedman Billings Ramsey Group, Inc. Class A	48,776
6,400	Jefferies Group, Inc.	374,400
4,000	Lazard, Ltd. Class A	177,000
5,300	Nuveen Investments, Inc. Class A	255,195
		5,369,145
	Electrical Components & Equipment — 1.5%
26,600	Ametek, Inc.	1,195,936
1,900	Energy Conversion Devices, Inc.(a)	93,442
		1,289,378
	Electronics — 3.9%
9,200	Amphenol Corp. Class A	480,056
9,500	FEI Co.(a)	188,575
100,500	Flextronics International, Ltd.(a)	1,040,175
1,400	Flir Systems, Inc.(a)	39,774
24,600	Identix, Inc.(a)	195,816
19,900	Sonic Solutions, Inc.(a)	360,389
30,800	Thermo Electron Corp.(a)	1,142,372
		3,447,157
	Energy - Alternate Sources — 0.0%
600	Headwaters, Inc.(a)	23,874
	Engineering & Construction — 0.3%
2,100	Dycom Industries, Inc.(a)	44,625
4,700	Granite Construction, Inc.	228,796
		273,421
	Environmental Control — 2.0%
24,600	Republic Services, Inc.	1,045,746
17,500	Waste Connections, Inc.(a)	696,675
		1,742,421

                                                            See accompanying notes to the financial statements.                                                        29

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Hand & Machine Tools — 0.5%
8,500	Stanley Works (The)	430,610
	Health Care - Products — 1.8%
9,100	Advanced Medical Optics, Inc.(a)	424,424
2,300	Bausch & Lomb, Inc.	146,510
5,400	Beckman Coulter, Inc.	294,678
20,700	Cytyc Corp.(a)	583,326
1,800	Vital Signs, Inc.	98,874
		1,547,812
	Health Care - Services — 3.0%
25,800	Manor Care, Inc.	1,144,230
21,400	Triad Hospitals, Inc.(a)	896,660
11,700	Universal Health Services, Inc. Class B	594,243
		2,635,133
	Home Builders — 0.7%
6,200	Meritage Homes Corp.(a)	340,752
13,900	Technical Olympic USA, Inc.	282,865
		623,617
	Home Furnishings — 0.8%
6,000	Harman International Industries, Inc.	666,780
	Household Products & Wares — 0.2%
3,600	John H. Harland Co.	141,480
	Internet — 5.3%
32,400	aQuantive, Inc.(a)	762,696
8,200	Avocent Corp.(a)	260,268
15,600	Checkfree Corp.(a)	787,800
41,400	CNET Networks, Inc.(a)	588,294
26,000	eResearch Technology, Inc.(a)	374,140
19,900	Monster Worldwide, Inc.(a)	992,214
16,900	Openwave Systems, Inc.(a)	364,702
18,200	Sina Corp.(a)	507,780
		4,637,894
	Lodging — 0.3%
4,800	Four Seasons Hotels, Inc.	243,360
	Machinery - Diversified — 1.5%
1,000	Gardner Denver, Inc.(a)	65,200
23,000	Idex Corp.	1,199,910
		1,265,110

30                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Media — 1.2%
17,600	CKX, Inc.(a)	230,032
15,100	Meredith Corp.	842,429
		1,072,461
	Miscellaneous - Manufacturing — 1.4%
7,100	Actuant Corp. Class A	434,662
7,200	Aptargroup, Inc.	397,800
18,900	Hexcel Corp.(a)	415,233
		1,247,695
	Office Furnishings — 1.1%
16,300	Herman Miller, Inc.	528,283
19,900	Knoll, Inc.	424,268
		952,551
	Oil & Gas — 4.0%
24,900	Chesapeake Energy Corp.	782,109
27,700	Denbury Resources, Inc.(a)	877,259
30,400	EXCO Resources, Inc.(a)	380,912
13,700	Patterson-UTI Energy, Inc.	437,852
9,300	Pioneer Natural Resources Co.	411,525
1,800	Range Resources Corp.	49,158
4,000	Ultra Petroleum Corp.(a)	249,240
7,300	Whiting Petroleum Corp.(a)	299,227
		3,487,282
	Oil & Gas Services — 1.4%
30,300	Global Industries, Ltd.(a)	439,047
20,900	Smith International, Inc.	814,264
		1,253,311
	Pharmaceuticals — 11.7%
10,500	Amylin Pharmaceuticals, Inc.(a)	513,975
4,500	Barr Pharmaceuticals, Inc.(a)	283,410
21,900	Cephalon, Inc.(a)	1,319,475
27,300	Cubist Pharmaceuticals, Inc.(a)	627,081
12,300	CV Therapeutics, Inc.(a)	271,584
60,600	Dendreon Corp.(a)	285,426
36,000	Depomed, Inc.(a)	235,080
89,300	Elan Corp. Plc, Sponsored ADR(a)	1,289,492
20,900	Endo Pharmaceuticals Holdings, Inc.(a)	685,729
71,300	Medarex, Inc.(a)	942,586
24,700	Omnicare, Inc.	1,358,253
36,900	OSI Pharmaceuticals, Inc.(a)	1,184,490

                                                            See accompanying notes to the financial statements.                                                        31

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Pharmaceuticals — continued
17,700	Respironics, Inc.(a)	688,707
65,300	Santarus, Inc.(a)	487,791
6,400	Trimeris, Inc.(a)	86,464
		10,259,543
	REITS — 0.6%
5,300	JER Investors Trust, Inc. REIT	88,086
10,600	Mills Corp. (The) REIT	296,800
10,500	NorthStar Realty Finance Corp. REIT	114,975
		499,861
	Retail — 5.4%
20,600	Advance Auto Parts(a)	857,784
11,700	AnnTaylor Stores Corp.(a)	430,443
6,800	Circuit City Stores, Inc.	166,464
12,500	Dick’s Sporting Goods, Inc.(a)	495,875
3,600	Panera Bread Co. Class A(a)	270,648
24,500	Petsmart, Inc.	689,430
6,600	PF Chang’s China Bistro, Inc.(a)	325,314
15,400	Talbots, Inc.	413,798
1,800	Tractor Supply Co.(a)	119,412
22,700	Williams-Sonoma, Inc.(a)	962,480
		4,731,648
	Semiconductors — 9.9%
5,480	Agere Systems, Inc.(a)	82,419
63,800	Altera Corp.(a)	1,316,832
26,600	AMIS Holdings, Inc.(a)	240,996
83,100	Atmel Corp.(a)	392,232
17,400	ATMI, Inc.(a)	525,480
57,100	Brooks Automation, Inc.(a)	813,104
34,900	Cree, Inc.(a)	1,145,069
20,100	Genesis Microchip, Inc.(a)	342,504
10,300	Integrated Device Technology, Inc.(a)	153,058
10,900	Intersil Corp. Class A	315,228
56,400	Lattice Semiconductor Corp.(a)	375,624
10,800	Novellus Systems, Inc.(a)	259,200
29,000	Pixelworks, Inc.(a)	144,130
21,300	Power Integrations, Inc.(a)	527,814
80,400	Skyworks Solutions, Inc.(a)	545,916
53,400	Teradyne, Inc.(a)	828,234
23,500	Varian Semiconductor Equipment Associates, Inc.(a)	659,880
		8,667,720

32                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Software — 7.5%
20,300	Activision, Inc.(a)	279,937
7,400	Avid Technology, Inc.(a)	321,604
20,500	Cognos, Inc.(a)	797,450
13,900	Mercury Interactive Corp.(a)	483,720
2,760	Parametric Technology Corp.(a)	45,071
13,100	Pixar, Inc.(a)	840,234
9,900	Red Hat, Inc.(a)	277,002
14,200	Satyam Computer Services, Ltd., ADR	621,392
11,900	Schawk, Inc.	309,519
7,000	SEI Investments Co.	283,710
23,150	THQ, Inc.(a)	599,353
27,700	Transaction Systems Architects, Inc. Class A(a)	864,517
65,400	Wind River Systems, Inc.(a)	814,230
		6,537,739
	Telecommunications — 6.7%
105,000	Avaya, Inc.(a)	1,186,500
15,700	Plantronics, Inc.	556,251
138,100	Polycom, Inc.(a)	2,994,008
132,100	RF Micro Devices, Inc.(a)	1,142,665
		5,879,424
	Transportation — 0.9%
35,700	JB Hunt Transport Services, Inc.	768,978
	TOTAL COMMON STOCKS (COST $77,369,111)	86,231,434
	TOTAL INVESTMENTS — 98.7% (Cost $77,369,111)	86,231,434

	Other Assets and Liabilities (net) — 1.3%	1,108,518
	TOTAL NET ASSETS — 100.0%	$87,339,952
	Notes to Schedule of Investments:
	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
	(a) Non-income producing security.

                                                            See accompanying notes to the financial statements.                                                        33

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
March 31, 2006

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7
Other Assets and Liabilities (net)	1.3
100.0%

34                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
March 31, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%
	Advertising — 0.3%
107,400	APAC Customer Services, Inc.(a)	237,354
	Apparel — 2.2%
26,600	Ashworth, Inc.(a)	264,138
19,900	Bakers Footwear Group, Inc.(a)	429,840
31,700	Lacrosse Footwear, Inc.(a)	382,619
131,000	Movie Star, Inc.(a)	96,940
47,700	RG Barry Corp.(a)	295,740
7,000	Steven Madden, Ltd.(a)	248,500
8,000	Tandy Brands Accessories, Inc.	82,400
		1,800,177
	Banks — 8.3%
24,790	Alabama National Bancorporation	1,695,636
8,000	AmericanWest Bancorp(a)	211,760
13,800	Banc Corp. (The)(a)	163,530
5,475	BOE Financial Services of Virginia, Inc.	187,573
4,760	Columbia Bancorp	104,482
6,150	Mercantile Bank Corp.	240,465
9,850	National Mercantile Bancorp(a)	184,687
5,500	Northrim BanCorp, Inc.	132,000
9,500	Pacific Mercantile Bancorp(a)	188,860
6,550	Shore Financial Corp.	112,464
50,400	Sky Financial Group, Inc.	1,335,600
25,600	South Financial Group (The), Inc.	669,440
6,900	Team Financial, Inc.	99,291
9,500	Vail Banks, Inc.	153,045
28,500	Webster Financial Corp.	1,381,110
		6,859,943
	Building Materials — 0.7%
9,800	Aaon, Inc.(a)	234,318
21,500	US Concrete, Inc.(a)	310,890
		545,208
	Chemicals — 7.7%
23,700	Aceto Corp.	174,669
39,200	Cytec Industries, Inc.	2,352,392
23,000	Landec Corp.(a)	183,540
43,400	Lubrizol Corp.	1,859,690
107,000	Tronox, Inc. Class A	1,814,720
		6,385,011

                                                            See accompanying notes to the financial statements.                                                        35

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Commercial Services — 3.0%
25,500	Carriage Services, Inc.(a)	122,400
44,900	FTI Consulting, Inc.(a)	1,280,997
26,800	HMS Holdings Corp.(a)	234,500
8,700	Learning Tree International, Inc.(a)	105,444
56,400	RCM Technologies, Inc.(a)	364,344
17,200	Remedytemp, Inc.(a)	210,700
96,800	TeamStaff, Inc.(a)	159,720
		2,478,105
	Computers — 2.9%
15,200	Astro-Med, Inc.	165,680
23,300	Dot Hill Systems Corp.(a)	165,430
49,100	InFocus Corp.(a)	233,225
92,700	Perot Systems Corp. Class A(a)	1,442,412
25,100	Pomeroy IT Solutions, Inc.(a)	209,836
35,700	Qualstar Corp.(a)	144,585
		2,361,168
	Distribution & Wholesale — 0.5%
28,400	Bell Microproducts, Inc.(a)	174,944
16,400	Huttig Building Products, Inc.(a)	152,684
21,800	Navarre Corp.(a)	93,522
		421,150
	Diversified Financial Services — 0.4%
16,700	Franklin Credit Management Corp.(a)	138,610
13,500	Sanders Morris Harris Group, Inc.	216,540
		355,150
	Electrical Components & Equipment — 0.2%
44,800	Magnetek, Inc.(a)	177,856
	Electronics — 5.5%
57,300	Arrow Electronics, Inc.(a)	1,849,071
47,300	Benchmark Electronics, Inc.(a)	1,813,955
2,900	Fargo Electronics, Inc.(a)	49,039
79,000	Pemstar, Inc.(a)	163,530
18,900	Planar Systems, Inc.(a)	319,788
23,300	SBS Technologies, Inc.(a)	377,460
		4,572,843
	Entertainment — 2.1%
53,900	Image Entertainment, Inc.(a)	199,430
39,300	Speedway Motorsports, Inc.	1,501,653
		1,701,083

36                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Environmental Control — 2.3%
63,700	Clean Harbors, Inc.(a)	1,889,979
	Food — 5.0%
100,400	Chiquita Brands International, Inc.	1,683,708
3,400	Monterey Gourmet Foods, Inc.(a)	14,960
68,400	Smithfield Foods, Inc.(a)	2,006,856
32,800	Spartan Stores, Inc.	418,200
		4,123,724
	Hand & Machine Tools — 2.0%
33,400	Stanley Works (The)	1,692,044
	Health Care - Products — 1.5%
13,506	Cardiac Science Corp.(a)	123,310
11,500	EDAP TMS SA, ADR(a)	204,930
51,540	Encore Medical Corp.(a)	263,885
14,600	Medical Action Industries, Inc.(a)	350,254
58,600	Microtek Medical Holdings, Inc.(a)	206,272
33,100	North American Scientific, Inc.(a)	77,785
9,100	SeraCare Life Sciences, Inc.(a)	33,670
		1,260,106
	Health Care - Services — 3.2%
8,100	America Service Group, Inc.(a)	105,543
34,600	Covalent Group, Inc.(a)	77,850
33,050	Coventry Health Care, Inc.(a)	1,784,039
20,400	Five Star Quality Care, Inc.(a)	222,156
83,700	Metropolitan Health Networks, Inc.(a)	181,629
12,400	National Dentex Corp.(a)	288,052
		2,659,269
	Home Builders — 2.0%
60,800	WCI Communities, Inc.(a)	1,691,456
	Home Furnishings — 0.8%
17,500	Cobra Electronics Corp.(a)	185,325
45,500	Emerson Radio(a)	170,170
9,500	MITY Enterprises, Inc.(a)	185,155
7,300	Universal Electronics, Inc.(a)	129,210
		669,860
	Household Products & Wares — 2.9%
16,000	Acme United Corp.	224,160
40,200	Scotts Miracle-Gro Co. (The) Class A	1,839,552
11,800	Water Pik Technologies, Inc.(a)	326,978
		2,390,690

                                                            See accompanying notes to the financial statements.                                                        37

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Housewares — 0.1%
52,800	Enesco Group, Inc.(a)	107,184
	Insurance — 7.2%
8,600	AmCOMP, Inc.(a)	82,474
55,000	Ceres Group, Inc.(a)	303,600
12,400	CRM Holdings, Ltd.(a)	141,980
9,700	Donegal Group, Inc. Class A	253,073
63,600	HCC Insurance Holdings, Inc.	2,213,280
13,800	KMG America Corp.(a)	118,128
55,300	Meadowbrook Insurance Group, Inc.(a)	387,100
20,600	Procentury Corp.	280,984
31,300	Quanta Capital Holdings, Ltd.(a)	93,900
41,300	RenaissanceRe Holdings, Ltd.	1,801,506
10,100	SeaBright Insurance Holdings, Inc.(a)	175,942
13,100	Specialty Underwriters’ Alliance, Inc.(a)	89,080
		5,941,047
	Internet — 1.0%
54,600	answerthink, Inc.(a)	351,078
41,700	SupportSoft, Inc.(a)	184,731
39,000	Telecommunication Systems, Inc.(a)	99,840
34,900	WatchGuard Technologies(a)	177,990
		813,639
	Leisure Time — 2.7%
12,000	Escalade, Inc.	133,080
38,400	Polaris Industries, Inc.	2,095,104
		2,228,184
	Lodging — 0.2%
65,500	Jameson Inns, Inc. REIT(a)	160,475
	Metal Fabricate & Hardware — 0.8%
17,500	Hawk Corp. Class A(a)	243,600
14,900	NN, Inc.	192,359
8,000	Northwest Pipe Co.(a)	242,800
		678,759
	Miscellaneous - Manufacturing — 7.1%
29,900	Aptargroup, Inc.	1,651,975
50,000	Barnes Group, Inc.	2,025,000
36,400	Cycle Country Accessories Corp.(a)	125,944
17,100	Flanders Corp.(a)	199,728
84,200	Reddy Ice Holdings, Inc.	1,870,082
		5,872,729

38                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Office Furnishings — 0.2%
12,700	CompX International, Inc.	205,105
	Oil & Gas — 2.1%
40,400	Cimarex Energy Co.	1,747,704
	Oil & Gas Services — 5.3%
45,000	Maverick Tube Corp.(a)	2,384,550
74,300	Superior Energy Services(a)	1,990,497
		4,375,047
	Pharmaceuticals — 0.3%
10,900	Matrixx Initiatives, Inc.(a)	253,970
	Retail — 8.7%
77,500	Applebees International, Inc.	1,902,625
31,300	Bombay Co. (The), Inc.(a)	103,290
57,500	Cash America International, Inc.	1,726,150
20,900	Casual Male Retail Group, Inc.(a)	203,566
10,900	Checkers Drive-In Restaurant(a)	161,647
10,200	Factory Card & Party Outlet Corp.(a)	83,130
9,800	Finlay Enterprises, Inc.(a)	100,548
83,400	Foot Locker, Inc.	1,991,592
12,700	Gander Mountain Co.(a)	119,634
32,000	PC Mall, Inc.(a)	204,160
10,600	Sharper Image Corp.(a)	135,786
22,900	Shoe Pavilion, Inc.(a)	203,123
40,400	Wet Seal (The), Inc. Class A(a)	268,660
		7,203,911
	Savings & Loans — 0.2%
13,800	Beverly Hills Bancorp, Inc.	146,280
	Semiconductors — 2.8%
44,000	International Rectifier Corp.(a)	1,822,920
12,400	Nanometrics, Inc.(a)	171,740
34,600	Richardson Electronics, Ltd.	325,240
		2,319,900
	Software — 2.2%
60,600	Bsquare Corp.(a)	178,164
29,800	DocuCorp International, Inc.(a)	246,148
74,300	Indus International, Inc.(a)	270,452
17,800	JDA Software Group, Inc.(a)	257,032
30,400	Netmanage, Inc.(a)	182,400
34,200	Phoenix Technologies, Ltd.(a)	231,876

                                                            See accompanying notes to the financial statements.                                                        39

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Software — Continued
29,500	Plato Learning, Inc.(a)	279,955
24,800	QAD, Inc.	185,504
		1,831,531
	Telecommunications — 0.2%
3,500	Eschelon Telecom, Inc.(a)	55,055
37,500	US LEC Corp. Class A(a)	100,500
		155,555
	Textiles — 0.0%
16,400	Quaker Fabric Corp.(a)	22,140
	Toys, Games & Hobbies — 0.2%
11,600	Lenox Group, Inc.(a)	151,960
	Transportation — 4.4%
53,700	Pacer International, Inc.	1,754,916
49,500	YRC Worldwide, Inc.(a)	1,883,970
		3,638,886
	TOTAL COMMON STOCKS (COST $75,006,729)	82,126,182
	TOTAL INVESTMENTS — 99.2%
	(Cost $75,006,729)	82,126,182
	Other Assets and Liabilities (net) — 0.8%	652,577
	TOTAL NET ASSETS — 100.0%	$82,778,759
	Notes to Schedule of Investments:
	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
	(a) Non-income producing security.

40                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
March 31, 2006

Asset Class Summary	% of Total Net Assets
Common Stocks	99.2
Other Assets and Liabilities (net)	0.8
100.0%

                                                            See accompanying notes to the financial statements.                                                        41

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of total net assets)
March 31, 2005

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 121.4%
	Asset Backed Securities — 12.7%
1,200,000	Bank One Issuance Trust, Series 2003-A6, Class A6, 4.86%, due 02/15/11(a)	1,203,406
168,052	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 5.27%, due 02/28/44(a)	168,589
429,795	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 5.24%, due 05/28/44(a)	430,889
502,635	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1, 4.98%, due 09/25/35(a)	502,999
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 5.09%, due 09/25/35(a)	600,471
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 5.18%, due 09/25/35(a)	600,942
340,046	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 5.22%, due 12/25/42(a)	340,554
275,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	271,344
950,000	Chase Credit Card Master Trust, Series 2001-6, Class A, 4.88%, due 03/16/09(a)	951,425
250,000	Chase Issuance Trust, Series 2004-9A, Class A, 3.22%, due 06/15/10	242,946
141,169	Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3, 2.26%, due 11/15/07	140,488
925,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, due 02/10/11	915,027
124,968	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 5.11%, due 06/25/35(a)	125,123
876,524	Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV1, 4.68%, due 05/25/36(a)	877,137
383,974	Countrywide Asset-Backed Certificates, Series 2005-1M2, Class A1, 4.93%, due 01/25/36(a)	384,261
531,968	Countrywide Asset-Backed Certificates, Series 2005-AB3, Class 2A1, 4.94%, due 02/25/36(a)	532,399
670,652	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 4.99%, due 12/15/35(a)	670,652
205,503	Daimler Chrysler Auto Trust, Series 2002-C, Class A4, 3.09%, due 01/08/08	204,086
950,000	Daimler Chrysler Auto Trust, Series 2006-A, Class A3, 5.00%, due 05/08/10	945,844
229,318	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.22%, due 12/25/32(a)	229,975
945,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, 4.89%, due 12/31/49(a)	945,000
273,499	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, due 03/15/08	270,830
375,000	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, due 11/15/08	370,657
586,803	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 5.04%, due 07/25/30(a)	587,218
925,000	GSAA Trust, Series 2006-5, Class 2A1, 4.90%, due 03/25/36(a)	925,000
412,657	Home Equity Mortgage Trust, Series 2005-4, Class A2A, 4.93%, due 01/25/36(a)	412,940
156,417	Honda Auto Receivables Owner Trust, Series 2003-5, Class A3, 2.30%, due 10/18/07	155,343
300,000	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, due 10/20/08	294,839
900,000	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	895,540
925,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, due 07/15/11	917,773
105,797	Morgan Stanley ABS Capital I, Series 2005-WMC2, Class A2A, 4.90%, due 02/25/35(a)	105,872

42                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Asset Backed Securities — continued
271,764	Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4, 2.70%, due 12/17/07	269,904
775,000	Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3, 3.54%, due 10/15/08	764,404
140,168	Residential Asset Securities Corp., Series 2000-KS4, Class AII, 5.28%, due 09/25/31(a)	140,256
890,828	Residential Asset Securities Corp., Series 2005-AHL3, Class A1, 4.92%, due 11/25/35(a)	891,481
589,979	SACO I, Inc., Series 2005-7, Class A, 5.10%, due 09/25/35(a)	590,386
40,882	SLM Student Loan Trust, Series 2003-7, Class A2, 4.94%, due 09/16/13(a)	40,920
480,106	SLM Student Loan Trust, Series 2004-9, Class A2, 4.64%, due 10/25/12(a)	479,340
925,000	SLM Student Loan Trust, Series 2005-10, Class A1, 4.53%, due 04/25/12(a)	925,356
1,300,000	SLM Student Loan Trust, Series 2006-3, Class A1, 4.71%, due 01/25/13(a)	1,300,916
250,000	Standard Credit Card Master Trust, Series 1994-2, Class A, 7.25%, due 04/07/08	250,213
1,070,798	Structured Asset Investment Loan Trust, Series 2005-10, Class A3, 4.91%, due 12/25/35(a)	1,071,545
916,425	Structured Asset Investment Loan Trust, Series 2006-1, Class A1, 4.90%, due 01/25/36(a)	917,059
550,000	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, 4.88%, due 04/25/36	550,000
99,277	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32(a)	89,610
690,000	TERRA, Series 2006-1, 144A, 0.00%, due 05/15/36	690,000
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	517,286
193,334	Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1, 4.93%, due 10/25/35(a)	193,485
750,000	World Omni Auto Receivables Trust, Series 2005-A, Class A3, 3.54%, due 06/12/09	738,893
		26,640,623
	Corporate Debt — 18.6%
300,000	Altria Group, Inc., 7.00%, due 11/04/13	323,010
180,000	Amerada Hess Corp., 7.30%, due 08/15/31	201,024
100,000	Amerada Hess Corp., Senior Note, 7.13%, due 03/15/33	109,453
10,000	American Real Estate Partners, LP, Senior Note, 8.13%, due 06/01/12	10,325
10,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	9,900
170,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	198,284
170,000	Anheuser-Busch Cos., Inc., 4.95%, due 01/15/14	164,164
260,000	Apache Finance Canada, 4.38%, due 05/15/15	239,682
425,000	ASIF Global Financing, Senior Note, 144A, 3.90%, due 10/22/08	410,741
75,000	Atlantic Marine Corp. Communities LLC, 144A, 5.34%, due 12/01/50	69,388
175,000	BAE Systems Holdings, Inc., Guaranteed Note, 144A, 5.20%, due 08/15/15	166,332
215,000	Bank of America Corp., 4.50%, due 08/01/10	207,996
975,000	Bank of America Corp., Senior Note, 4.96%, due 03/24/09(a)	975,760
380,000	Bank of America Corp., Senior Note, 3.88%, due 01/15/08	371,357
50,000	Bank of New York Co. (The), Inc., Senior Note, 3.75%, due 02/15/08	48,731
1,670,000	Barclays Bank PLC/NY, 4.90%, due 03/13/09(a)	1,670,000
40,000	Beazer Homes USA, Inc., Senior Note, 8.38%, due 04/15/12	41,750
10,000	BellSouth Corp., 4.75%, due 11/15/12	9,484
25,000	Belvoir Land LLC, 144A, 5.27%, due 12/15/47	22,408
445,000	Berkshire Hathaway Finance Corp., Guaranteed Senior Note, 4.13%, due 01/15/10	425,938

                                                            See accompanying notes to the financial statements.                                                        43

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Corporate Debt — continued
5,000	Bio-Rad Laboratories, Inc., Senior Subordinated Note, 7.50%, due 08/15/13	5,187
10,000	Bio-Rad Laboratories, Inc., Senior Subordinated Note, 6.13%, due 12/15/14	9,650
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	21,067
20,000	BSKYB Finance UK PLC, 144A, 6.50%, due 10/15/35	19,100
85,000	Cablevision Systems Corp., Series B, Senior Note, 9.62%, due 04/01/09(a)	89,569
115,000	Centerpoint Energy, Inc., Series B, Senior Note, 7.25%, due 09/01/10	121,434
15,000	Chesapeake Energy Corp., 144A, 6.88%, due 11/15/20	15,187
10,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 06/15/14	10,525
25,000	Chesapeake Energy Corp., Senior Note, 6.25%, due 01/15/18	24,562
120,000	Chevrontexaco Capital Co., Guaranteed Senior Note, 3.50%, due 09/17/07	117,280
20,000	Chrysler Corp., 7.45%, due 03/01/27	21,081
5,000	Cincinnati Bell, Inc., Senior Note, 7.25%, due 07/15/13	5,163
430,000	Citigroup, Inc., Global Note, 5.13%, due 02/14/11	424,634
650,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	622,461
80,000	Citigroup, Inc., Global Note, 3.63%, due 02/09/09	76,570
630,000	Citigroup, Inc., Global Senior Note, 3.50%, due 02/01/08	611,335
330,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	305,422
10,000	Colorado Interstate Gas Co., 144A, 6.80%, due 11/15/15	10,224
105,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	118,246
65,000	Comcast Corp., 7.05%, due 03/15/33	67,098
430,000	Comcast Corp., 6.50%, due 01/15/15	441,300
110,000	Comcast Corp., 6.50%, due 11/15/35	107,076
185,000	Comcast Corp., 6.45%, due 03/15/37	178,589
380,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	431,194
20,000	Consol Energy, Inc., Senior Note, 7.88%, due 03/01/12	21,250
80,000	Credit Suisse First Boston USA, Inc., Senior Note, 4.88%, due 08/15/10	78,185
240,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	239,177
20,000	Delhaize America, Inc., 9.00%, due 04/15/31	23,234
100,000	Depfa ACS Bank, 3.63%, due 10/29/08	96,477
20,000	Deutsche Telekom International Finance BV, 8.25%, due 06/15/30(b)	23,994
325,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	318,082
230,000	Devon Energy Corp., Senior Note, 7.95%, due 04/15/32	282,528
105,000	Devon Financing Corp. ULC, 7.88%, due 09/30/31	127,149
10,000	DirecTV Holdings LLC, Senior Note, 6.38%, due 06/15/15	9,925
200,000	Dominion Resources, Inc., 5.70%, due 09/17/12	198,432
275,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	271,391
240,000	Duke Energy Corp., 5.63%, due 11/30/12	240,613
20,000	Dynegy Holdings, Inc., Senior Secured Note, 144A, 10.13%, due 07/15/13	22,939
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,528
25,000	Echostar DBS Corp., Senior Note, 144A, 7.13%, due 02/01/16	24,719
200,000	El Paso Corp., 7.75%, due 01/15/32	202,500
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	215,786
190,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	199,743
50,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	48,545
115,000	EOP Operating, LP, Guaranteed Note, 4.65%, due 10/01/10	110,120
220,000	Exelon Corp., Senior Note, 5.63%, due 06/15/35	200,341
120,000	Firstenergy Corp., Series B, 6.45%, due 11/15/11	124,314

44                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Corporate Debt — continued
250,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	278,537
50,000	Fisher Scientific International, Inc., Senior Subordinated Note, 6.13%, due 07/01/15	49,062
60,000	Florida Power & Light Co., 5.40%, due 09/01/35	55,463
30,000	Florida Power & Light Co., 4.95%, due 06/01/35	25,916
60,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	44,850
1,180,000	Ford Motor Credit Co., 7.38%, due 10/28/09	1,110,202
1,150,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,128,609
1,430,000	General Electric Capital Corp., 4.13%, due 09/01/09	1,379,851
300,000	General Electric Capital Corp., 3.50%, due 08/15/07	293,597
160,000	General Electric Capital Corp., (MTN), 4.25%, due 01/15/08	157,459
600,000	General Electric Capital Corp., Series A, (MTN), 3.45%, due 01/15/08(a)	596,911
1,190,000	General Motors Acceptance Corp., 6.13%, due 08/28/07	1,154,587
40,000	General Motors Acceptance Corp., Global Note, 5.13%, due 05/09/08	37,663
40,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	37,432
120,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09	111,751
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	72,500
100,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	96,461
225,000	Goldman Sachs Group, Inc., Subordinated Note, 5.35%, due 01/15/16	217,726
70,000	Goldman Sachs Group, Inc., Subordinated Note, 5.00%, due 01/15/11	68,579
75,000	HBOS PLC, Senior Note, 144A, (MTN), 3.13%, due 01/12/07	73,854
55,000	HBOS Treasury Services PLC, 144A, 3.50%, due 11/30/07	53,552
25,000	HCA, Inc., 5.50%, due 12/01/09	24,482
35,000	Historic TW, Inc., Guaranteed Note, 6.95%, due 01/15/28	35,599
370,000	HSBC Finance Corp., 6.38%, due 10/15/11	384,361
410,000	HSBC Finance Corp., Global Note, 4.63%, due 01/15/08	405,877
15,000	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note, 9.61%, due 01/15/12(a)	15,319
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	53,244
210,000	JPMorgan Chase & Co., Global Note, 6.75%, due 02/01/11	220,982
90,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	86,282
540,000	JPMorgan Chase & Co., Global Subordinated Note, 5.13%, due 09/15/14	519,922
75,000	JPMorgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	72,523
5,000	KCS Energy, Inc., Senior Note, 7.13%, due 04/01/12	4,988
360,000	Kerr-McGee Corp., 7.88%, due 09/15/31	413,011
5,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	4,950
150,000	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank, Guaranteed Note, 4.25%, due 09/15/10	144,803
210,000	Lehman Brothers Holdings, Inc., Global Note, 4.00%, due 01/22/08	205,444
390,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	412,335
105,000	Lockheed Martin Corp., 8.50%, due 12/01/29	136,724
25,000	MagnaChip Semiconductor SA, 8.16%, due 12/15/11(a)	25,438
50,000	MassMutual Global Funding II, 144A, 2.55%, due 07/15/08	47,071
100,000	May Department Stores Co. (The), 8.50%, due 06/01/19	118,819
50,000	May Department Stores Co. (The), 8.13%, due 08/15/35	53,606
10,000	May Department Stores Co. (The), 7.88%, due 03/01/30	11,357
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	25,883
20,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	19,800

                                                            See accompanying notes to the financial statements.                                                        45

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Corporate Debt — continued
20,000	Mirant North America LLC, Senior Note, 144A, 7.38%, due 12/31/13	20,500
10,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	9,912
465,000	Morgan Stanley, 5.05%, due 01/21/11	456,303
340,000	Morgan Stanley, 3.63%, due 04/01/08	329,710
1,475,000	Morgan Stanley, (MTN), 4.91%, due 03/07/08(a)	1,475,369
175,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	184,410
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49(a)	98,763
130,000	Nationwide Building Society, 144A, 4.25%, due 02/01/10	124,809
40,000	New England Telephone & Telegraph Co., 7.88%, due 11/15/29	42,440
290,000	News America, Inc., 6.20%, due 12/15/34	272,464
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	51,977
125,000	News America, Inc., Senior Note, 144A, 6.40%, due 12/15/35	119,903
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	69,586
90,000	Northrop Grumman Corp., 7.88%, due 03/01/26	108,516
50,000	Northrop Grumman Corp., Senior Note, 4.08%, due 11/16/06	49,650
20,000	Northwest Pipeline Corp., Senior Note, 8.13%, due 03/01/10	21,200
15,000	Northwestern Corp., Senior Secured Note, 5.88%, due 11/01/14	14,849
35,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	35,831
10,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	10,187
5,000	OMI Corp., Senior Note, 7.63%, due 12/01/13	5,138
45,000	Omnicare, Inc., Senior Subordinated Note, 6.88%, due 12/15/15	45,113
450,000	Oracle Corp., 144A, 5.25%, due 01/15/16	432,493
140,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	137,456
20,000	Pemex Project Funding Master Trust, 144A, 6.63%, due 06/15/35	19,345
50,000	Petro-Canada, Senior Note, 5.95%, due 05/15/35	47,822
90,000	Progress Energy, Inc., Senior Note, 7.75%, due 03/01/31	104,935
65,000	Progress Energy, Inc., Senior Note, 7.00%, due 10/30/31	70,070
250,000	Prologis REIT, 5.50%, due 04/01/12	247,407
45,000	Prudential Financial, Inc., 4.10%, due 11/15/06(b)	44,715
20,000	Qwest Corp., 8.16%, due 06/15/13	22,100
15,000	Qwest Corp., 7.88%, due 09/01/11	16,088
1,900,000	Rabobank Nederland, 144A, 5.01%, due 04/06/09(a)	1,900,000
29,000	Raytheon Co., 6.75%, due 08/15/07	29,463
55,000	Reliant Energy, Inc., Senior Secured Note, 6.75%, due 12/15/14	48,812
120,000	Resona Preferred Global Securities/Cayman, 144A, 7.19%, due 12/31/49(a)	125,419
135,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	145,463
475,000	Rouse Co. (The), 3.63%, due 03/15/09	441,882
40,000	Rouse Co. (The) REIT, 5.38%, due 11/26/13	37,339
30,000	Royal KPN NV, 8.00%, due 10/01/10	32,232
15,000	SBC Communications, Inc., Global Note, 6.45%, due 06/15/34	14,812
70,000	SBC Communications, Inc., Global Note, 6.15%, due 09/15/34	66,691
110,000	SBC Communications, Inc., Global Note, 5.10%, due 09/15/14	104,581
60,000	Scottish Power PLC, 5.38%, due 03/15/15	58,250
100,000	Shinsei Finance Cayman, Ltd., 144A, 6.42%, due 07/20/49(a)	98,606
10,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	10,000
100,000	Sprint Capital Corp., 8.75%, due 03/15/32	125,391
520,000	Sprint Capital Corp., Guaranteed Note, 6.00%, due 01/15/07	522,566

46                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Corporate Debt — continued
50,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	49,562
5,000	Sungard Data Systems, Senior Note, 144A, 9.13%, due 08/15/13	5,312
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	92,197
70,000	SunTrust Banks, Inc., Senior Note, 3.63%, due 10/15/07	68,232
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,720
25,000	Teck Cominco Ltd., Senior Note, 6.13%, due 10/01/35	23,598
60,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.00%, due 09/30/34	54,150
130,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	121,177
330,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	339,268
60,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	62,100
50,000	TIAA Global Markets, Inc., 144A, 3.88%, due 01/22/08	48,771
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	97,112
130,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	150,068
200,000	Time Warner, Inc., 7.70%, due 05/01/32	220,593
50,000	Time Warner, Inc., 7.63%, due 04/15/31	54,626
190,000	Time Warner, Inc., 6.88%, due 05/01/12	199,457
5,000	Transcontinental Gas Pipe Line Corp., Senior Note, 8.88%, due 07/15/12	5,725
25,000	TXU Corp., Series O, Senior Note, 4.80%, due 11/15/09	24,143
80,000	TXU Electric Delivery Co., Senior Secured Note, 6.38%, due 01/15/15	82,693
110,000	Tyco International Group SA, 7.00%, due 06/15/28	116,067
590,000	Tyco International Group SA, 6.00%, due 11/15/13	593,577
40,000	Tyco International Group SA, Guaranteed Note, 6.88%, due 01/15/29	41,887
75,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	77,083
10,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	9,850
125,000	UnitedHealth Group, Inc., 5.80%, due 03/15/36	119,444
250,000	US Bancorp, (MTN), 3.95%, due 08/23/07	245,608
55,000	Verizon Global Funding Corp., 7.75%, due 12/01/30	60,937
70,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	75,913
25,000	Verizon Maryland, Inc., Series B, 5.13%, due 06/15/33	19,769
120,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	109,797
105,000	Vodafone Group PLC, 7.75%, due 02/15/10	112,614
495,000	Vodafone Group PLC, 5.05%, due 12/28/07(a)	495,398
50,000	Vodafone Group PLC, 5.00%, due 09/15/15	46,717
575,000	Wachovia Bank NA, 4.98%, due 03/23/09	575,269
110,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/49(a)	108,187
490,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	476,297
190,000	Waste Management, Inc., Senior Note, 6.38%, due 11/15/12	197,590
25,000	WellPoint, Inc., 5.95%, due 12/15/34	24,148
225,000	WellPoint, Inc., 5.85%, due 01/15/36	213,311
465,000	Wells Fargo & Co., 4.63%, due 08/09/10	451,734
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	63,632
435,000	Wells Fargo & Co., Series J, (MTN), 4.20%, due 01/15/10	417,839
350,000	Weyerhaeuser Co., 6.75%, due 03/15/12	364,800
270,000	Williams Cos., Inc. Series A, 7.50%, due 01/15/31	281,475
55,000	Wind Acquisition Finance SA, Senior Note, 144A, 10.75%, due 12/01/15	59,675
125,000	Wyeth, 6.00%, due 02/15/36	122,523
200,000	XTO Energy, Inc., Senior Note, 6.25%, due 04/15/13	207,175
		38,965,423

                                                            See accompanying notes to the financial statements.                                                        47

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — 51.5%
681,865	ACE Securities Corp., Series 2005-SD3, Class A, 5.22%, due 08/25/45(a)	682,424
282,899	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 5.11%, due 11/25/45(a)	283,540
750,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, due 11/15/31	793,588
198,397	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	205,712
1,255,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, due 07/11/43	1,237,297
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	724,401
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	229,077
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45(a)	203,237
648,282	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.03%, due 06/20/35(a)	656,380
182,776	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 5.32%, due 09/28/43(a)	183,024
264,996	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.01%, due 07/25/34(a)	255,305
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32	170,886
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41(a)	56,975
677,150	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2, 7.76%, due 04/15/32	719,596
90,877	Chevy Chase Master Credit Card Trust, Series 2003-3 Class A1, 144A, 5.17%, due 07/25/34(a)	91,042
168,858	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, due 09/15/30	170,580
750,000	Commercial Mortgage Pass Through Certificates, Series 2000-C1, Class A2, 7.42%, due 08/15/33	795,182
87,289	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 5.27%, due 09/25/34(a)	87,610
805,640	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	797,997
296,151	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 5.11%, due 11/20/35(a)	297,854
511,272	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 5.08%, due 12/25/35(a)	512,461
286,127	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 5.09%, due 08/25/35(a)	286,966
236,601	Countrywide Home Equity Loan Trust, Series 2005-G 2A, 4.98%, due 12/15/35(a)	236,807
109,353	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 5.09%, due 02/25/35(a)	109,467
348,346	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 5.11%, due 04/25/35(a)	349,199

48                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Mortgage Backed Securities — continued
355,685	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.12%, due 05/25/35(a)	357,228
265,292	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 144A, 5.22%, due 09/25/35(a)	265,499
950,000	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 4.76%, due 12/31/49(a)	949,852
320,000	CS First Boston Mortgage Securities Corp., 2002-CP5 A2, 4.94%, due 12/15/35	310,127
1,404,951	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, due 11/11/30	1,432,290
137,331	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31	139,242
135,000	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	137,726
780,000	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31	809,788
370,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32	389,787
625,000	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	662,287
800,000	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, due 11/10/33	852,192
99,437	FHLMC, 5.50%, due 10/01/35	97,148
100,010	FHLMC, 5.50%, due 03/01/36	97,687
91,085	FHLMC, 5.00%, due 07/01/20	88,826
187,164	FHLMC, 5.00%, due 08/01/20	182,522
1,430,943	FHLMC, 5.00%, due 09/01/20	1,395,456
5,537,087	FHLMC, 5.00%, due 10/01/20	5,399,770
3,403,553	FHLMC, 5.00%, due 12/01/20	3,319,147
390,892	FHLMC, 5.00%, due 09/01/35	372,135
758,637	FHLMC, 4.77%, due 09/01/35(a)	739,599
314,060	FHLMC, 4.50%, due 05/01/18	300,711
183,306	FHLMC, 4.50%, due 03/01/20	175,069
184,287	FHLMC, 4.50%, due 08/01/20	176,095
1,399,999	FHLMC, 4.50%, due 10/01/20	1,337,090
1,185,426	FHLMC, 4.50%, due 10/01/35	1,093,873
1,100,000	FHLMC TBA, 5.00%, due 04/01/21(c)	1,072,157
3,600,000	FHLMC TBA, 5.00%, due 04/01/36(c)	3,425,623
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	174,303
102,128	FHLMC, Series 2630, Class FJ, 5.10%, due 06/15/18(a)	102,372
167,664	FHLMC, Series 2927, Class BA, 5.50%, due 10/15/33	167,055
134,247	FHLMC, Series 2996, Class MK, 5.50%, due 06/15/35	133,740
453,631	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	467,410
333,546	FNMA, 6.00%, due 02/01/34	333,829
387,779	FNMA, 6.00%, due 08/01/34	388,107
97,555	FNMA, 6.00%, due 10/01/35	97,620
713,884	FNMA, 5.50%, due 10/01/18	710,302
824,434	FNMA, 5.50%, due 12/01/18	820,298
88,560	FNMA, 5.50%, due 09/01/19	88,080
133,682	FNMA, 5.50%, due 05/25/27	133,747
421,369	FNMA, 5.50%, due 02/01/34	412,259
1,346,190	FNMA, 5.50%, due 11/01/34	1,316,397

                                                            See accompanying notes to the financial statements.                                                        49

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Mortgage Backed Securities — continued
1,202,259	FNMA, 5.50%, due 02/01/35	1,176,769
1,300,000	FNMA, 5.50%, due 12/01/35	1,268,922
449,360	FNMA, 5.06%, due 09/01/35(a)	441,658
480,153	FNMA, 5.03%, due 10/01/35(a)	475,892
225,000	FNMA, 5.00%, due 03/02/15	218,214
139,819	FNMA, 5.00%, due 01/01/18	136,736
94,739	FNMA, 5.00%, due 10/01/20	92,390
280,749	FNMA, 5.00%, due 10/01/20	273,787
200,001	FNMA, 5.00%, due 02/01/21	195,061
1,934,942	FNMA, 5.00%, due 11/01/33	1,847,905
1,051,478	FNMA, 5.00%, due 07/01/35	1,001,597
979,512	FNMA, 5.00%, due 11/01/35	933,045
499,344	FNMA, 5.00%, due 02/01/36	475,655
976,987	FNMA, 4.50%, due 05/01/19	935,321
23,013	FNMA, 4.50%, due 12/01/19	22,031
97,777	FNMA, 4.50%, due 09/01/35	90,255
554,920	FNMA, 4.19%, due 12/01/34(a)	539,174
550,000	FNMA, 3.02%, due 06/01/06	548,246
4,700,000	FNMA TBA, 6.00%, due 05/01/36(c)	4,694,125
8,300,000	FNMA TBA, 5.50%, due 04/01/21(c)	8,250,715
2,200,000	FNMA TBA, 5.50%, due 05/01/36(c)	2,145,686
1,900,000	FNMA TBA, 5.00%, due 04/01/21(c)	1,852,500
1,700,000	FNMA TBA, 5.00%, due 04/01/36(c)	1,618,720
9,000,000	FNMA TBA, 5.00%, due 05/01/36(c)	8,564,058
1,400,000	FNMA TBA, 4.50%, due 04/01/21(c)	1,338,750
402,554	FNMA, Series 2005-70, Class KB, 5.50%, due 05/25/35	400,672
119,699	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	110,434
195,623	FNMA, Series 2004-101, Class AR, 5.50%, due 01/25/35	194,721
162,414	FNMA, Series 2004-99, Class AO, 5.50%, due 01/25/34	160,946
143,669	FNMA, Series 2005-51, Class TA, 5.50%, due 12/25/33	142,428
262,954	FNMA, Series 2005-70, Class GA, 5.50%, due 12/25/34	261,027
222,651	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	222,472
340,000	FNMA, Series 2005-84, Class MB, 5.75%, due 10/25/35	341,161
740,000	FNMA, Series 2005-84, Class XM, 5.75%, due 10/25/35	740,274
162,388	FNMA, Series 2005-T2, Class 1A1, 4.28%, due 11/28/35(a)	162,458
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	741,638
831,955	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33	845,581
420,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33	451,337
155,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33	165,802
140,000	GMAC Commercial Mortgage Securities., Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	148,287
1,716,146	GNMA, 5.50%, due 02/15/35	1,700,541

50                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Mortgage Backed Securities — continued
655,254	GNMA, 5.00%, due 08/15/33	635,847
504,561	GNMA, 5.00%, due 05/15/34	489,432
68,827	GNMA, 5.00%, due 12/15/34	66,763
682,177	GNMA, 5.00%, due 04/15/35	661,236
619,309	GNMA, 5.00%, due 06/15/35	600,297
830,120	GNMA, 5.00%, due 09/15/35	804,637
336,508	GNMA, 5.00%, due 11/15/35	326,178
327,523	GNMA, 5.00%, due 12/15/35	317,469
300,000	GNMA TBA, 5.50%, due 04/01/36(c)	297,094
240,451	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	243,180
250,749	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	254,511
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	212,197
285,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, due 04/10/38(a)	284,358
219,109	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 5.09%, due 11/19/35(a)	219,332
400,932	Harborview Mortgage Loan Trust, Series 2005-9 Class 2A1A, 5.12%, due 06/20/35(a)	401,863
782,888	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 5.14%, due 03/25/36(a)	786,654
155,463	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35(a)	149,731
303,912	Indymac Index Mortgage Loan Trust, Series 2005-AR18 Class 2A1B, 5.60%, due 10/25/36(a)	309,359
250,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 Class A3, 6.47%, due 11/15/35	261,684
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	177,151
750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.16%, due 10/12/37	737,159
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	181,848
185,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.78%, due 07/15/42	173,905
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42(a)	285,650
1,300,000	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.89%, due 08/25/34(a)	1,259,578
150,000	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25	162,534
140,000	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	149,850
267,204	Lehman XS Trust, Series 2005-5N, Class 1A1, 5.12%, due 11/25/35(a)	267,161
404,659	Lehman XS Trust, Series 2005-7N, Class 1A1B, 5.12%, due 12/25/35(a)	406,337
787,350	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.08%, due 02/25/46(a)	789,341
352,304	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A, 5.17%, due 05/25/35(a)	352,325
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.42%, due 11/12/37(a)	510,794
250,000	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	265,177
224,533	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	229,025
518,125	New Century Home Equity Loan Trust, Series 2005-B, Class A2A, 4.94%, due 10/25/35(a)	518,535
290,314	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 5.22%, due 10/25/45(a)	291,280
626,573	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.15%, due 05/18/32(a)	649,023

                                                            See accompanying notes to the financial statements.                                                        51

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	Mortgage Backed Securities — continued
600,000	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09	639,100
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	740,391
235,884	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/10/14	225,053
834,501	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A1, 144A, 4.24%, due 05/25/36	816,777
451,687	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 5.11%, due 10/25/45(a)	454,099
388,143	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 5.08%, due 11/25/45(a)	389,059
388,143	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 5.10%, due 11/25/45(a)	389,255
487,422	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 5.11%, due 12/25/45(a)	488,940
781,932	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 5.09%, due 12/25/45(a)	783,906
977,414	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 5.11%, due 12/25/45(a)	980,380
245,195	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 5.11%, due 07/25/45(a)	245,634
		107,869,132
	Sovereign Debt Obligations — 2.5%
189,473	Canadian Government, 4.00%, due 12/01/31	245,165
530,000	Queensland Treasury Corp., 6.00%, due 06/14/11	384,866
72,000	Republic of Brazil, 12.25%, due 03/06/30	109,800
255,000	Republic of Brazil, 11.00%, due 08/17/40	327,484
25,000	Republic of Brazil, 10.13%, due 05/15/27	32,475
20,000	Republic of Brazil, 8.88%, due 04/15/24	23,170
150,000	Republic of Colombia, 11.75%, due 02/25/20	214,500
425,000	Republic of Germany, 4.75%, due 07/04/34	579,184
600,000	Republic of Germany, 4.00%, due 01/04/37	726,620
10,000	Republic of Panama, 9.38%, due 04/01/29	12,725
70,000	Republic of Panama, 7.13%, due 01/29/26	71,750
17,000	Republic of Panama, 6.70%, due 01/26/36	17,051
155,000	Republic of Peru, 8.75%, due 11/21/33	173,600
23,700	Republic of Peru, 5.00%, due 03/07/17(a)	22,634
740,000	Russian Federation, Reg S, 5.00%, due 03/31/30(b)	813,683
100,000	United Mexican States, 9.00%, due 12/20/12	9,472
305,000	United Mexican States, 8.13%, due 12/30/19	359,138
265,000	United Mexican States, 8.00%, due 12/19/13	23,566
898,000	United Mexican States, 7.50%, due 04/08/33	1,003,515
84,000	United Mexican States, 5.63%, due 01/15/17	81,564
		5,231,962
	U.S. Government and Agency Obligations — 36.1%
725,000	Federal Home Loan Bank, 3.63%, due 10/19/07	709,484
770,000	Federal Home Loan Bank, 3.05%, due 03/07/07	754,464
320,000	FHLMC, 5.63%, due 11/23/35	308,291
200,000	FNMA, 6.34%, due 10/16/07	203,669
375,000	FNMA, 4.00%, due 10/16/06	372,752
565,000	FNMA, 4.00%, due 01/26/09	549,178
1,275,000	FNMA, 3.74%, due 02/24/09	1,229,480
795,000	FNMA, 3.29%, due 11/30/06	785,688

52                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

	U.S. Government and Agency Obligations — continued
350,000	FNMA, 2.71%, due 01/30/07	343,270
50,000	FNMA, 2.35%, due 04/29/06	49,904
425,000	U.S. Treasury Bond, 8.75%, due 08/15/20	583,877
1,175,000	U.S. Treasury Bond, 8.50%, due 02/15/20	1,576,153
100,000	U.S. Treasury Bond, 8.13%, due 08/15/19	129,797
525,000	U.S. Treasury Bond, 8.00%, due 11/15/21	689,801
6,725,000	U.S. Treasury Bond, 6.25%, due 08/15/23	7,629,203
2,440,000	U.S. Treasury Bond, 6.13%, due 08/15/29	2,798,185
175,000	U.S. Treasury Bond, 6.00%, due 02/15/26	195,316
130,000	U.S. Treasury Bond, 5.50%, due 08/15/28	137,770
40,000	U.S. Treasury Bond, 5.38%, due 02/15/31	42,119
1,961,184	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(d)	2,411,338
99,886	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26(d)	94,689
2,109,826	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15(d)	2,029,720
3,935,000	U.S. Treasury Note, 4.50%, due 02/15/09	3,902,107
5,880,000	U.S. Treasury Note, 4.50%, due 11/15/10	5,802,831
300,000	U.S. Treasury Note, 4.50%, due 11/15/15	291,211
2,695,000	U.S. Treasury Note, 4.50%, due 02/15/16	2,621,941
225,000	U.S. Treasury Note, 4.50%, due 02/15/36	211,184
2,595,000	U.S. Treasury Note, 4.38%, due 12/31/07	2,575,133
5,245,000	U.S. Treasury Note, 4.38%, due 01/31/08	5,203,003
12,330,000	U.S. Treasury Note, 4.25%, due 10/31/07	12,221,151
2,025,000	U.S. Treasury Note, 4.25%, due 11/30/07	2,006,255
765,000	U.S. Treasury Note, 4.25%, due 10/15/10	747,370
700,000	U.S. Treasury Note, 4.25%, due 11/15/14	669,266
560,000	U.S. Treasury Note, 4.25%, due 08/15/15	533,641
4,690,000	U.S. Treasury Note, 4.13%, due 08/15/10	4,562,310
3,150,000	U.S. Treasury Note, 4.00%, due 04/15/10	3,055,626
3,330,000	U.S. Treasury Note, 3.88%, due 02/15/13	3,140,869
3,100,000	U.S. Treasury Note, 2.50%, due 09/30/06	3,065,733
1,175,000	U.S. Treasury STRIPS, Zero Coupon, due 11/15/21	532,717
2,785,000	U.S. Treasury STRIPS, Zero Coupon, due 11/15/27	943,597
		75,710,093
	TOTAL DEBT OBLIGATIONS (COST $257,230,895)	254,417,233

Number
of Contracts	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%
	Future Options — 0.0%
10,000	Euro 1-Year Mid Curve Futures, Strike Price $94.75, expires 09/18/2006	1,300
17,500	Euro 1-Year Mid Curve Futures, Strike Price $95.00, expires 09/18/2006	875
		2,175
	TOTAL CALL OPTIONS PURCHASED (COST $8,580)	2,175

                                                            See accompanying notes to the financial statements.                                                        53

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.3%
	U.S. Government and Agency Obligations — 0.1%
$80,000	FNMA, 4.33%, due 05/15/06(e)	79,577
$60,000	FNMA, 4.54%, due 05/15/06(e)	59,667
$10,000	FNMA, 4.54%, due 05/15/06	9,945
		149,189
	Commercial Paper — 0.2%
$150,000	SBC Communications, Inc., 144A, 4.39%, due 06/05/06	150,092
$300,000	Toyota Motor Credit Corp., 4.73%, due 04/27/06	298,975
		449,067
	TOTAL SHORT-TERM INVESTMENTS (COST $598,256)	598,256
	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 121.7%
	(Cost $257,837,731)	255,017,664

	TBA SALE COMMITMENTS — (6.0%)
	TBA Sale Commitments — (6.0%)
(5,400,000)	FNMA GOLD TBA, 5.00%, due 04/18/06(c)	(5,263,315)
(500,000)	FNMA GOLD TBA, 4.50%, due 04/18/06(c)	(477,344)
(4,000,000)	FNMA TBA, 5.50%, due 04/12/06(c)	(3,905,000)
(700,000)	FNMA TBA, 5.00%, due 04/12/06(c)	(666,532)
(2,300,000)	FNMA TBA, 4.50%, due 04/18/06(c)	(2,199,375)
		(12,511,566)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $12,577,211)	(12,511,566)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 115.7%
	(Cost $245,260,520)	242,506,098
	Other Assets and Liabilities (net) — (15.7%)	(32,916,331)
	TOTAL NET ASSETS — 100.0%	$209,589,767
	Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the year end, the value of these amounted to $5,753,666 or 2.8% of net assets.

	AUD - Australian Dollar
	CAD - Canadian Dollar
	EUR - Euro Dollar
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association

54                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2005

MTN - Medium Term Note
MXN - Mexican Peso
REIT - Real Estate Investment Trust
TBA - To Be Announced
(a)	Floating rate note. Rate shown is as of March 31, 2006.
(b)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)	When-issued security.
(d)	Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.
(e)	All or a portion of security held as collateral for open futures contracts.

                                                            See accompanying notes to the financial statements.                                                        55

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
March 31, 2006

A summary of outstanding financial instruments at March 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
4/06/06	EUR	840,000	$1,016,649	$(4,523)
5/10/06	EUR	1,345,029	1,631,220	(973)
4/12/06	MXN	621,358	57,005	(76)
			2,704,874	$(5,572)
Sales
5/10/06	AUD	553,055	$394,097	$20,694
5/10/06	CAD	287,932	247,072	3,958
4/06/06	EUR	1,159,195	1,402,969	(4,360)
5/10/06	EUR	1,345,171	1,631,392	24,513
4/12/06	MXN	1,054,970	96,786	2,757
			3,772,316	$47,562

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
45	Euro 90 Day	September 2006	$10,657,687	$(40,150)
16	Euro 90 Day	December 2006	3,789,800	(16,655)
31	Euro 90 Day	March 2007	7,346,612	(26,568)
16	Euro 90 Day	September 2007	3,794,400	(8,630)
5	U.S. Long Bond	June 2006	545,781	(19,743)
91	U.S. Treasury Note 10 Yr.	June 2006	9,681,547	(38,924)
104	U.S. Treasury Note 5 Yr.	July 2006	10,861,500	(47,638)
			46,677,327	$(198,308)
Sales
40	Euro BOBL	June 2006	$5,328,048	$38,732
20	U.S. Long Bond	June 2006	2,183,125	28,134
51	U.S. Treasury Note 10 Yr.	June 2006	5,425,922	31,565
31	U.S. Treasury Note 2 Yr.	June 2006	6,319,641	12,041
54	U.S. Treasury Note 5 Yr.	July 2006	5,639,625	14,410
			24,896,361	$124,882

56                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
March 31, 2006

Written Options

Type of Contract	Number of Contracts	Premium Received	Value at March 31, 2006
CALL — EURO 1-YEAR MID-CURVE FUTURES	7	$(3,466)	$(350)
Strike @ $95.250
Expires 9/18/2006
CALL — U.S. TREASURY BOND FUTURES	7	(2,481)	(109)
Strike @ $114.000
Expires 4/21/2006
PUT — U.S. TREASURY 10-YEAR FUTURES	9	(5,205)	(16,172)
Strike @ $108.000
Expires 5/26/2006
PUT — U.S. TREASURY BOND FUTURES	7	(2,371)	(4,594)
Strike @ $109.000
Expires 4/21/2006
TOTAL		$(13,523)	$(21,225)

                                                                                                   57

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
March 31, 2006

Asset Class Summary	% of Total Net Assets
Debt Obligations	121.4
Short-Term Investments	0.3
Call Options Purchased	0.0
TBA Sale Commitments	(6.0)
Other Assets and Liabilities (net)	(15.7)
100.0%

58                                                        See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of total net assets)
March 31, 2006

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.7%
	Municipal Obligations — 5.9%
80,000	Antigo, WI, 5.38%, due 09/01/07	80,041
100,000	California Statewide Communities Development Authority, (Butte County Workers), 3.59%, due 05/01/08	97,920
135,000	California Statewide Communities Development Authority, Series A1, 4.00%, due 11/15/06	134,096
95,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	92,254
115,000	Haverstraw, NY, Letchworth Property, 4.15%, due 05/17/06	115,017
70,000	Jefferson County, AL, Economic & Industrial Development Authority, Series B, 3.55%, due 03/01/09	66,721
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/07	14,950
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/10	14,785
80,000	Melbourne, FL, 3.70%, due 10/01/06	79,458
75,000	New Orleans, LA, Finance Authority, 5.20%, due 07/15/21(a)	75,000
30,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	30,576
50,000	Santa Maria, CA, Zero Coupon, due 08/01/09	41,875
150,000	South Texas Detention Complex Local Development Corp., 3.11%, due 02/01/07	147,419
		990,112
	Asset Backed Securities — 17.9%
86,339	Aegis Asset Backed Securities Trust, Series 2005-4N, Class N1, 144A, 4.50%, due 10/25/35	85,539
145,252	Capital One Auto Finance Trust, Series 2004-A, Class A3, 3.07%, due 07/15/08	144,461
71,835	Centex Home Equity, Series 1999-2, Class A6, 6.60%, due 06/25/30	72,021
73,000	Centex Home Equity, Series 2005-C, Class AF3, 4.33%, due 06/25/35(b)	71,038
340,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	334,273
109,135	Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3, 2.08%, due 05/15/08	108,125
90,732	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	90,757
54,738	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	54,349
164,000	Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, due 11/25/35(a)	161,499
163,630	Credit-Based Asset Servicing and Securitization, Series 2006-CB2, Class AF1, 5.72%, due 12/25/36(b)	163,141
75,000	Discover Card Master Trust I, Series 2001-6, Class A, 5.75%, due 12/15/08	75,163
300,000	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	293,096
82,740	JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F1, 5.38%, due 10/25/35(b)	82,403
73,625	MASTR Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, due 04/25/34	73,809
135,549	MASTR Asset Backed Securities Trust, Series 2005-AB1, Class A1B, 5.14%, due 11/25/35(b)	134,888
23,805	MMCA Automobile Trust, Series 2002-2, Class A4, 4.30%, due 03/15/10	23,754
104,309	Navistar Financial Corp. Owner Trust, Series 2004-A, Class A3, 2.01%, due 08/15/08	103,092

                                                            See accompanying notes to the financial statements.                                                        59

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Asset Backed Securities — continued
140,000	Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.13%, due 05/15/09	136,929
99,072	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, due 09/15/08	98,497
35,564	Park Place Securities NIM Trust, Series 2005-WCW1, Class A, 144A, 4.25%, due 09/25/35	34,880
50,000	Pemex Finance, Ltd., Series 2000-1, Class 11NT, 9.03%, due 02/15/11	54,054
125,000	Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI5, 4.99%, due 03/25/31	124,440
76,424	Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI2, 4.00%, due 09/25/25	76,159
100,000	Residential Asset Mortgage Products, Inc., Series 2005-RZ2, Class AI3, 4.85%, due 05/25/35(a)	100,210
140,000	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	136,798
75,876	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 144A, 6.00%, due 01/25/36	75,388
1,897	Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A2, 4.77%, due 10/07/18	1,896
75,435	WFS Financial Owner Trust, Series 2004-2, Class A3, 2.85%, due 09/22/08	75,037
16,213	WFS Financial Owner Trust, Series 2004-4, Class A2, 2.50%, due 12/17/07	16,203
		3,001,899
	Corporate Debt — 18.4%
85,000	Ameren Corp., Senior Note, 4.26%, due 05/15/07	83,899
65,000	American Electric Power Co., Inc., Senior Note, 4.71%, due 08/16/07(b)	64,394
20,000	American General Finance Corp., Senior Note, (MTN), 4.88%, due 05/15/10	19,503
130,000	American General Finance Corp., Senior Note, (MTN), 3.00%, due 11/15/06	128,308
105,000	Ameritech Capital Funding, 6.25%, due 05/18/09	106,633
40,265	AQ Finance NIM Trust, Series 2005-RN8, Class A, 144A, 4.50%, due 10/25/35	39,867
65,000	ASIF Global Financing XVII, Senior Note, 144A, 3.85%, due 11/26/07	63,567
175,000	CC Funding Trust I, 6.90%, due 02/16/07	176,943
45,000	Cinergy Global Resources, Guaranteed Note, 144A, 6.20%, due 11/03/08	45,799
50,000	Citizens Property Insurance Corp., Senior Note, 144A, 6.85%, due 08/25/07	50,796
80,000	Comcast MO of Delaware, Inc., Senior Subordinated Note, 9.00%, due 09/01/08	85,998
26,000	DaimlerChrysler NA Holding Corp., Series E, (MTN), 5.21%, due 10/31/08(a)	26,118
167,000	Deutsche Telekom International Finance BV, 5.38%, due 03/23/11	164,741
60,000	DTE Energy Co., Senior Note, 5.63%, due 08/16/07	60,123
75,000	Duke Capital LLC, Senior Note, 4.30%, due 05/18/06	74,957
84,000	Dun & Bradstreet Corp., Senior Note, 5.50%, due 03/15/11	83,584
60,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	58,254
261,000	Ford Motor Credit Co., 6.50%, due 01/25/07	260,051
166,000	General Electric Capital Corp., Series A, (MTN), 5.31%, due 02/01/11	164,082
130,000	Halliburton Co., (MTN), 6.00%, due 08/01/06	130,216
200,000	Mantis Reef, Ltd., Secured Note, 144A, 4.69%, due 11/14/08	194,644
70,000	Mizuho Financial Group Cayman, Ltd., 8.38%, due 12/31/49	74,590
128,000	PNC Funding Corp., Senior Note, 5.75%, due 08/01/06	128,211
185,000	Popular North America, Inc., 5.20%, due 12/12/07	184,018
175,000	Sempra Energy, Senior Note, 4.62%, due 05/17/07	173,490

60                                                        See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Corporate Debt — continued
55,000	SLM Corp., Series A, (MTN), 4.76%, due 07/27/09(a)	55,021
115,000	Svenska Handelsbanken, 144A, 7.13%, due 03/29/49	117,066
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	96,385
167,000	Tyco International Group SA, Guaranteed Note, 6.75%, due 02/15/11	173,872
		3,085,130
	Mortgage Backed Securities — 18.6%
115,267	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	114,057
119,134	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36(a)	116,793
90,862	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	90,298
106,921	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	105,880
44,836	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	44,431
210,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 2A1, 5.47%, due 03/25/36	209,122
51,817	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	50,627
80,000	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	79,520
70,303	CS First Boston Mortgage Securities Corp., Series 2003-17, Class 4A1, 5.50%, due 06/25/33	69,939
16,164	FHLMC, Series 2391, Class QT, 5.50%, due 05/15/15	16,152
45,991	FHLMC, Series 2552, Class KB, 4.25%, due 06/15/27	45,493
67,321	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	66,513
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	134,116
100,000	FHLMC, Series 2849, Class AJ, 5.00%, due 05/15/18	99,333
72,009	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	71,472
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31	209,345
101,294	FNMA, 6.50%, due 02/01/22	103,948
55,969	FNMA, 5.50%, due 07/01/23	55,181
53,180	FNMA, Series 1998-M6, Class A2, 6.32%, due 08/15/08	54,035
30,000	FNMA, Series 2002-73, Class OC, 5.00%, due 04/25/14	29,849
38,884	FNMA, Series 2003-63, Class GU, 4.00%, due 07/25/33	38,128
70,697	FNMA, Series 2003-85, Class QV, 4.00%, due 03/25/24	69,761
41,629	FNMA, Series 2003-W3, Class 2A3, 4.16%, due 06/25/42	41,407
85,000	FNMA, Series 2004-W4, Class A2, 5.00%, due 06/25/34	83,924
174,360	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	174,442
30,662	LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A1, 3.83%, due 06/15/26	30,514
100,000	Mortgage Capital Funding, Inc., Series 1997-MC2, Class E, 7.21%, due 11/20/27	102,261
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 144A, 5.00%, due 06/20/31	63,874
96,432	Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1A, 5.47%, due 12/25/35(a)	96,086
119,994	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	118,251
54,695	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	54,357

                                                            See accompanying notes to the financial statements.                                                        61

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2006

	Mortgage Backed Securities — continued
82,583	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	81,396
54,332	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 9A1, 5.25%, due 09/25/35(a)	53,814
45,888	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	45,421
292,639	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class IIA5, 5.10%, due 03/25/36	289,323
		3,109,063
	U.S. Government and Agency Obligations — 37.9%
1,667,000	U.S. Treasury Note, 4.50%, due 11/15/10	1,645,122
2,889,000	U.S. Treasury Note, 4.00%, due 08/31/07	2,856,161
677,000	U.S. Treasury Note, 3.88%, due 05/15/10	653,199
1,221,000	U.S. Treasury Note, 2.88%, due 11/30/06	1,205,642
		6,360,124
	TOTAL DEBT OBLIGATIONS (COST $16,668,238)	16,546,328
	TOTAL INVESTMENTS — 98.7%	16,546,328
	(Cost $16,668,238)
	Other Assets and Liabilities (net) — 1.3%	217,999
	TOTAL NET ASSETS — 100.0%	$16,764,327

	Notes to Schedule of Investments:

144A - Securities exempt from regulation under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the year end, the value of these amounted to $771,420 or 4.6% of net assets.

	MTN - Medium Term Note
	(a) Floating rate note. Rate shown is as of March 31, 2006.
	(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

62                                                        See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
March 31, 2006

Asset Class Summary	% of Total Net Assets
Debt Obligations	98.7
Other Assets and Liabilities (net)	1.3
100.0%

                                                            See accompanying notes to the financial statements.                                                        63

MGI Funds

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2006

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund
Assets
Investments, at value (Note 2)(a)	$187,978,853	$192,813,671	$86,231,434
Cash	3,049,724	2,934,300	1,033,710
Receivable for investments sold	3,564,383	953,001	1,133,993
Dividend and interest receivable	116,736	361,475	34,101
Deferred Offering Costs	27,151	26,268	11,763
Receivable for expenses reimbursed by Advisor	113,953	115,502	86,593
Prepaid expenses	2,270	2,176	1,018
Total assets	194,853,070	197,206,393	88,532,612
Liabilities
Payable for investments purchased	3,606,142	151,033	1,000,450
Payable to affiliate for (Note 3):
Advisor fee	167,578	167,119	124,250
Trustees and Chief Compliance Officer fees	7,636	7,523	3,032
Accrued expenses	80,332	81,561	64,928
Total liabilities	3,861,688	407,236	1,192,660
Net assets	$190,991,382	$196,799,157	$87,339,952
Net assets consist of:
Paid-in capital	185,026,786	183,546,317	74,474,548
Accumulated undistributed net investment income (loss)	131,303	772,785	1,852
Accumulated net realized gain (loss)	3,330,362	1,394,670	4,001,229
Net unrealized appreciation (depreciation)	2,502,931	11,085,385	8,862,323
Total net assets	$190,991,382	$196,799,157	$87,339,952
Net assets attributable to:
Class Y-3 shares	$190,991,382	$196,799,157	$87,339,952
Shares outstanding:
Class Y-3	18,053,531	18,193,407	7,284,245
Net asset value per share:
Class Y-3	$10.58	$10.82	$11.99
(a) Investments at cost	$185,475,922	$181,728,286	$77,369,111

64                                                        See accompanying notes to the financial statements.

MGI Funds

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2006

	MGI US Small/Mid Cap	MGI Core Opportunistic	MGI US Short Maturity
	Value Equity Fund	Fixed Income Fund	Fixed Income Fund
Assets
Investments, at value (Note 2)(a)	$82,126,182	$255,017,664	$16,546,328
Cash	916,382	7,886,966	49,756
Foreign currency, at value (Note 2)(b)	—	1,239,261	—
Receivable for investments sold	151,322	35,579,830	692,380
Dividend and Interest receivable	90,687	1,796,353	135,513
Receivable for open forward currency contracts (Note 2)	—	47,562	—
Deferred Offering Costs	11,108	50,677	10,323
Receivable for variation margin on futures contracts (Note 2)	—	4,159	—
Receivable for expenses reimbursed by Advisor	48,780	154,952	29,824
Prepaid expenses	950	4,533	1,110
Total assets	83,345,411	301,781,957	17,465,234
Liabilities
Payable for investments purchased	393,326	79,426,176	667,813
Payable to affiliate for (Note 3):
Advisor fee	120,498	118,732	6,694
Trustees and Chief Compliance Officer fees	2,945	12,198	1,080
Written options, at value(c)	—	21,225	—
TBA Sale Commitments(d)	—	12,511,566	—
Payable for open forward currency contracts (Note 2)	—	5,572	—
Accrued expenses	49,883	96,721	25,320
Total liabilities	566,652	92,192,190	700,907
Net assets	$82,778,759	$209,589,767	$16,764,327
Net assets consist of:
Paid-in capital	$74,330,579	$211,310,367	$16,818,175
Accumulated undistributed net investment income (loss)	18,791	2,238,836	176,720
Accumulated net realized gain (loss)	1,309,936	(1,165,570)	(108,658)
Net unrealized appreciation (depreciation)	7,119,453	(2,793,866)	(121,910)
Total net assets	$82,778,759	$209,589,767	$16,764,327
Net assets attributable to:
Class Y-3 shares	$82,778,759	$209,589,767	$16,764,327
Shares outstanding:
Class Y-3	7,506,080	21,192,131	1,680,438

                                                            See accompanying notes to the financial statements.                                                        65

	MGI US Small/Mid Cap	MGI Core Opportunistic	MGI US Short Maturity
	Value Equity Fund	Fixed Income Fund	Fixed Income Fund
Net asset value per share:
Class Y-3	$11.03	$9.89	$9.98
(a) Investments at cost	$75,006,729	$257,837,731	$16,668,238
(b) Foreign currency at cost	—	1,242,159	—
(c) Premiums on written options	—	13,523	—
(d) Proceeds for TBA Sale Commitments	—	12,577,211	—

66                                                        See accompanying notes to the financial statements.

MGI Funds

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2006

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund
Investment Income:
Interest	$34,990	$55,594	$21,055
Dividends	628,959	1,595,430	133,092
Withholding taxes	(1,955)	(11,199)	(26)
Total income	661,994	1,639,825	154,121
Expenses:
Advisory fee (Note 3)	409,183	396,891	281,813
Organizational fees	16,533	15,990	7,155
Initial offering fees	54,302	52,535	23,526
Transfer agent fees	8,423	8,446	3,495
Custodian and fund accounting fees	87,877	90,922	79,359
Audit fees	21,600	21,600	21,600
Legal fees	30,861	30,106	12,567
Trustees fees	20,075	19,569	8,386
Registration fees	10,198	10,068	4,070
Miscellaneous	14,222	13,981	8,812
Total expenses	673,274	660,108	450,783
Reimbursement of expenses (Note 3)	(264,091)	(263,217)	(168,970)
Net expenses	409,183	396,891	281,813
Net investment income (loss)	252,811	1,242,934	(127,692)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	4,015,859	2,124,042	4,876,657
Change in net unrealized appreciation (depreciation) on:
Investments	1,293,897	10,315,591	7,976,239
Net realized and unrealized gain (loss)	5,309,756	12,439,633	12,852,896
Net increase (decrease) in net assets resulting from operations	$5,562,567	$13,682,567	$12,725,204

                                                            See accompanying notes to the financial statements.                                                        67

MGI Funds

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2006

	MGI US Small/Mid Cap	MGI Core Opportunistic	MGI US Short Maturity
	Value Equity Fund	Fixed Income Fund	Fixed Income Fund
Investment Income:
Interest	$27,419	$4,820,381	$369,541
Dividends	322,909	—	—
Total income	350,328	4,820,381	369,541
Expenses:
Advisory fee (Note 3)	273,689	362,211	21,499
Organizational fees	6,762	30,714	6,139
Initial offering fees	22,217	101,355	20,645
Transfer agent fees	3,400	12,574	1,048
Custodian and fund accounting fees	42,106	121,370	15,638
Audit fees	22,300	25,100	25,100
Legal fees	12,151	56,253	8,061
Trustees fees	8,029	34,763	5,177
Registration fees	3,957	16,088	1,419
Miscellaneous	8,628	21,408	7,857
Total expenses	403,239	781,836	112,583
Reimbursement of expenses (Note 3)	(129,550)	(419,625)	(86,784)
Net expenses	273,689	362,211	25,799
Net investment income (loss)	76,639	4,458,170	343,742
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,515,332	(1,285,263)	(94,585)
Closed futures contracts	—	187,448	—
Written option contracts	—	9,112	—
Foreign currency, forward contracts and foreign currency related transactions	—	(204,002)	—
Net realized gain (loss)	1,515,332	(1,292,705)	(94,585)
Change in net unrealized appreciation (depreciation) on:
Investments	6,556,733	(2,637,952)	(63,833)
Open futures contracts	—	(69,860)	—
Written option contracts	—	(7,703)	—
Foreign currency, forward contracts and foreign currency related transactions	—	45,256	—
Net unrealized gain (loss)	6,556,733	(2,670,259)	(63,833)
Net realized and unrealized gain (loss)	8,072,065	(3,962,964)	(158,418)
Net increase (decrease) in net assets resulting from operations	$8,148,704	$495,206	$185,324

68                                                        See accompanying notes to the financial statements.

MGI Funds

STATEMENTS OF CHANGES IN NET ASSETS

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund
	Period Ending	Period Ending	Period Ending
	March 31, 2006*	March 31, 2006*	March 31, 2006*
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$252,811	$1,242,934	$(127,692)
Net realized gain (loss)	4,015,859	2,124,042	4,876,657
Change in net unrealized appreciation (depreciation)	1,293,897	10,315,591	7,976,239
Net increase (decrease) in net assets from operations	5,562,567	13,682,567	12,725,204
Distributions to shareholders from:
Net investment income
Class Y-3	(173,925)	(522,684)	—
Total distributions from net investment income	(173,925)	(522,684)	—
Net realized gains
Class Y-3	(687,381)	(729,372)	(769,409)
Total distributions from net realized gains	(687,381)	(729,372)	(769,409)
Net share transactions (Note 5):
Class Y-3(a)	186,290,121	184,368,646	75,384,157
Increase (decrease) in net assets resulting from net share transactions	186,290,121	184,368,646	75,384,157
Total increase in net assets resulting from net share transactions and redemption fees	186,290,121	184,368,646	75,384,157
Total increase in net assets	190,991,382	196,799,157	87,339,952
Net assets:
Beginning of period	—	—	—
End of period	$190,991,382	$196,799,157	$87,339,952
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$131,303	$772,785	$1,852

*              Funds commenced operations on August 15, 2005.

**        Fund commenced operations on August 22, 2005.

(a)       Includes contributed unrealized appreciation (depreciation) of $1,209,034, $769,794, $886,084, $562,720 $(123,607) and $(58,077).

                                                            See accompanying notes to the financial statements.                                                        69

MGI Funds

STATEMENTS OF CHANGES IN NET ASSETS

	MGI Small/Mid Cap	MGI Core Opportunistic	MGI US Short Maturity
	Value Equity	Fixed Income Fund	Fixed Income Fund
	Period Ending	Period Ending	Period Ending
	March 31, 2006*	March 31, 2006*	March 31, 2006**
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$76,639	$4,458,170	$343,742
Net realized gain (loss)	1,515,332	(1,292,705)	(94,585)
Change in net unrealized appreciation (depreciation)	6,556,733	(2,670,259)	(63,833)
Net increase (decrease) in net assets from operations	8,148,704	495,206	185,324
Distributions to shareholders from:
Net investment income
Class Y-3	(80,065)	(2,193,554)	(201,740)
Total distributions from net investment income	(80,065)	(2,193,554)	(201,740)
Net realized gains
Class Y-3	(205,396)	—	—
Total distributions from net realized gains	(205,396)	—	—
Net share transactions (Note 5):
Class Y-3(a)	74,915,516	211,288,115	16,780,743
Increase (decrease) in net assets resulting from net share transactions	74,915,516	211,288,115	16,780,743
Total increase in net assets resulting from net share transactions and redemption fees	74,915,516	211,288,115	16,780,743
Total increase in net assets	82,778,759	209,589,767	16,764,327
Net assets:
Beginning of period	—	—	—
End of period	$82,778,759	$209,589,767	$16,764,327
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$18,791	$2,238,836	$176,720

*              Funds commenced operations on August 15, 2005.

**        Fund commenced operations on August 22, 2005.

(a)       Includes contributed unrealized appreciation (depreciation) of $1,209,034, $769,794, $886,084, $562,720, $(123,607) and $(58,077).

70                                                        See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Class Y-3
	Period ended
	03/31/06(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.02
Net realized and unrealized gain on investments	0.62
Total income from investment operations	0.64
Less dividends and distributions:
From net investment income	(0.01)
From net realized gain on investments	(0.05)
Total dividends and distributions	(0.06)
Net asset value at end of period	$10.58
Total investment return(b)	6.35	%**
Ratios / Supplemental Data:
Net investment income to average daily net assets	0.34	%*
Net expenses to average daily net assets	0.55	%*
Total expenses (before reimbursement) to average daily net assets	0.90	%*
Portfolio turnover rate	63	%**
Net assets at end of period (in 000’s)	$190,991

(a)             Class commenced operations on August 15, 2005.

(b)            The total return would have been lower had certain expenses not been reimbursed during the period shown.

†              Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

                                            The accompanying notes are an integral part of the financial statements.                                        71

MGI US Large Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Class Y-3
	Period ended
	03/31/06(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.11
Net realized and unrealized gain on investments	0.79
Total income from investment operations	0.90
Less dividends and distributions:
From net investment income	(0.03)
From net realized gain on investments	(0.05)
Total dividends and distributions	(0.08)
Net asset value at end of period	$10.82
Total investment return(b)	9.03	%**
Ratios / Supplemental Data:
Net investment income to average daily net assets	1.66	%*
Net expenses to average daily net assets	0.53	%*
Total expenses (before reimbursement) to average daily net assets	0.88	%*
Portfolio turnover rate	22	%**
Net assets at end of period (in 000’s)	$196,799

(a)       Class commenced operations on August 15, 2005.

(b)       The total return would have been lower had certain expenses not been reimbursed during the period shown.

†              Computed using average shares outstanding throughout the period.

*              Annualized.

**      Not annualized.

72                                        The accompanying notes are an integral part of the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Class Y-3
	Period ended
	03/31/06(a)
Net asset value at beginning of period	$10.00
Net investment loss†	(0.03)
Net realized and unrealized gain on investments	2.15
Total income from investment operations	2.12
Less dividends and distributions:
From net realized gain on investments	(0.13)
Net asset value at end of period	$11.99
Total investment return(b)	21.32	%**
Ratios / Supplemental Data:
Net investment loss to average daily net assets	(0.41	)%*
Net expenses to average daily net assets	0.90	%*
Total expenses (before reimbursement) to average daily net assets	1.44	%*
Portfolio turnover rate	72	%**
Net assets at end of period (in 000’s)	$87,340

(a)       Class commenced operations on August 15, 2005.

(b)       The total return would have been lower had certain expenses not been reimbursed during the period shown.

†              Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

                                            The accompanying notes are an integral part of the financial statements.                                        73

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Class Y-3
	Period ended
	03/31/06(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.02
Net realized and unrealized gain on investments	1.05
Total income from investment operations	1.07
Less dividends and distributions:
From net investment income	(0.01)
From net realized gain on investments	(0.03)
Total dividends and distributions	(0.04)
Net asset value at end of period	$11.03
Total investment return(b)	10.79	%**
Ratios / Supplemental Data:
Net investment income to average daily net assets	0.25	%*
Net expenses to average daily net assets	0.90	%*
Total expenses (before reimbursement) to average daily net assets	1.33	%*
Portfolio turnover rate	23	%**
Net assets at end of period (in 000’s)	$82,779

(a)       Class commenced operations on August 15, 2005.

(b)       The total return would have been lower had certain expenses not been reimbursed during the period shown.

†              Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

74                                        The accompanying notes are an integral part of the financial statements.

MGI Core Opportunistic Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Class Y-3
	Period ended
	03/31/06(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.27
Net realized and unrealized loss on investments	(0.27)
Total income from investment operations	0.00
Less dividends and distributions:
From net investment income	(0.11)
Net asset value at end of period	$9.89
Total investment return(b)	(0.02	)%**
Ratios / Supplemental Data:
Net investment income to average daily net assets	4.31	%*
Net expenses to average daily net assets	0.35	%*
Total expenses (before reimbursement) to average daily net assets	0.76	%*
Portfolio turnover rate	282	%**
Net assets at end of period (in 000’s)	$209,590

(a)       Class commenced operations on August 15, 2005.

(b)       The total return would have been lower had certain expenses not been reimbursed during the period shown.

†              Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

                                            The accompanying notes are an integral part of the financial statements.                                          75

MGI US Short Maturity Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Class Y-3
	Period ended 03/31/06(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.24
Net realized and unrealized loss on investments	(0.11)
Total income from investment operations	0.13
Less dividends and distributions:
From net investment income	(0.15)
Net asset value at end of period	$9.98
Total investment return(b)	1.34	%**
Ratios / Supplemental Data:
Net investment income to average daily net assets	4.00	%*
Net expenses to average daily net assets	0.30	%*
Total expenses (before reimbursement) to average daily net assets	1.31	%*
Portfolio turnover rate	123	%**
Net assets at end of period (in 000’s)	$16,764

(a)       Class commenced operations on August 22, 2005.

(b)       The total return would have been lower had certain expenses not  been reimbursed during the period shown.

†               Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

76                                        The accompanying notes are an integral part of the financial statements.

MGI Funds

Notes to Financial Statements
March 31, 2006

1.                                  Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”. The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are managed by Mercer Global Investments, Inc. (the “Advisor”) and are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value and Core Opportunistic commenced operations on August 15, 2005. Short Maturity commenced operations on August 22, 2005. As of March 31, 2006, Non-US Core Equity had not commenced operations.

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of March 31, 2006, only Class Y-3 had commenced operations in each of the Funds.

2.                                  Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, herein after referred to as Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)   Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a Subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a Subadvisor, the fair value of the security. Where those market quotations are not readily available, securities valued based on appraisals received from a pricing service using a computerized matrix system or based on appraisals derived from information concerning the securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

(b)   Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

(c)   Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)   Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, Investors Bank & Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Custodian receives a portion of the interest earned on any reinvested collateral. As of March 31, 2006, the Funds did not have any securities out on loan.

(e)   Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. At March 31, 2006, the Funds did not have any open repurchase agreements.

(f)   Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. At March 31, 2006, the Funds did not have any open reverse repurchase agreements.

(g)   Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a Subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

At March 31, 2006, the Funds had no open swap contracts.

(h)   Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked to market daily and the change in value is recorded by the fund as a variation margin payable or receivable. The fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic Schedule of Investments for a listing of open futures contracts as of March 31, 2006.

(i)   Options

A purchased option gives the buyer the right to buy (call) or sell (put) an underlying investment at a fixed strike price during a specified period of time. A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options — A Fund may purchase call options on securities. When a Fund purchases a call option, in return for a premium paid by the Fund, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. Upon closing the option the Fund will realize a gain if the price received on the transaction is more than the premium paid to purchase the original call option or a loss if the price received on the transaction is less than the premium paid to purchase the original call option.

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund resulting in a capital loss.

Covered Call Writing — A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

Closing purchase transactions will ordinarily be effected to realize a gain on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing Put Options — A Fund also may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options, at the discretion of the Subadvisors, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

Writing Put Options — A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian segregated assets in an amount not less than the exercise price of the option at all times during the option period. The amount of segregated assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of March 31, 2006.

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

A summary of open written option contracts for the Core Opportunistic at March 31, 2006, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at August 15, 2005	3	$1,274
Options written	56	22,461
Options terminated in closing purchase transactions	(23)	(9,267)
Options exercised	(6)	(945)
Options outstanding at March 31, 2006	30	$13,523

(j)   Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed, the fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic Schedule of Investments for a listing of open forward foreign currency contracts as of March 31, 2006.

(k)   Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of March 31, 2006 none of the Funds held securities sold short.

(l)   When-issued/TBA securities

Purchasing securities “when-issued” is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for when-issued securities held as of March 31, 2006.

(m)   Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

(n)   Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

(o)   Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for open indexed securities held by the Core Opportunistic Fund as of March 31, 2006.

(p)   Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(q)   Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

(r)   Redemption Fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days are assessed a 2.00% short term trading fee.

3.           Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to	Assets in excess of
	$750 million	$750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Core Opportunistic	0.35%	0.33%
Short Maturity	0.25%	0.23%

The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% if each Fund’s Class S and Class Y-1 shares.

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the period ended March 31, 2006, the fees were reimbursed to the extent that each Fund’s class expenses would exceed the net expense rates as set forth below of average daily net assets of the Fund class.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.05%	1.00%	0.70%	0.55%
Large Cap Value	1.03%	0.98%	0.68%	0.53%
Small/Mid Cap Growth	1.40%	1.35%	1.05%	0.90%
Small/Mid Cap Value	1.40%	1.35%	1.05%	0.90%
Core Opportunistic	0.85%	0.80%	0.50%	0.35%
Short Maturity	0.80%	0.75%	0.45%	0.30%

Effective, April 1, 2006, the Advisor has agreed to waive a portion of its fees and/or reimburse expenses to the extent that each of the Fund’s class expenses would exceed the net expense rates as set forth below of average daily net assets.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.42%	1.37%	1.07%	0.92%
Small/Mid Cap Value	1.42%	1.37%	1.07%	0.92%
Non-US Core Equity	1.32%	1.27%	0.97%	0.82%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
Short Maturity	0.82%	0.77%	0.47%	0.32%

4.                                  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short term investments, for the period ended March 31, 2006, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$—	$216,162,188
Large Cap Value	—	170,904,515
Small/Mid Cap Growth	—	92,372,320
Small/Mid Cap Value	—	70,044,093
Core Opportunistic	546,749,470	141,132,625
Short Maturity	11,191,847	7,298,975
Sales
Large Cap Growth	—	68,198,916
Large Cap Value	—	23,491,800
Small/Mid Cap Growth	—	33,339,686
Small/Mid Cap Value	—	10,154,881
Core Opportunistic	448,588,165	21,386,157
Short Maturity	11,696,735	4,446,372

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

5.                                  Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth — Class Y-3

	Period from August 15, 2005
	(commencement of operations)
	through March 31, 2006
	Shares	Amount
Class Y-3:
Shares sold	14,629,736	$152,224,437
Shares issued through in-kind contribution	3,694,144	36,868,287
Shares issued to shareholders in reinvestment of distributions	80,345	861,306
Shares repurchased	(350,694)	(3,663,909)
Net increase (decrease)	18,053,531	$186,290,121

Large Cap Value — Class Y-3

	Period from August 15, 2005
	(commencement of operations)
	through March 31, 2006
	Shares	Amount
Class Y-3:
Shares sold	14,738,691	$149,958,840
Shares issued through in-kind contribution	3,560,889	35,552,750
Shares issued to shareholders in reinvestment of distributions	121,324	1,252,056
Shares repurchased	(227,497)	(2,395,000)
Net increase (decrease)	18,193,407	$184,368,646

Small/Mid Cap Growth — Class Y-3

	Period from August 15, 2005
	(commencement of operations)
	through March 31, 2006
	Shares	Amount
Class Y-3:
Shares sold	5,883,193	$61,581,459
Shares issued through in-kind contribution	1,584,213	15,821,113
Shares issued to shareholders in reinvestment of distributions	71,907	769,409
Shares repurchased	(255,068)	(2,787,824)
Net increase (decrease)	7,284,245	$75,384,157

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

Small/Mid Cap Value — Class Y-3

	Period from August 15, 2005
	(commencement of operations)
	through March 31, 2006
	Shares	Amount
Class Y-3:
Shares sold	6,279,292	$63,008,390
Shares issued through in-kind contribution	1,526,819	15,174,673
Shares issued to shareholders in reinvestment of distributions	27,987	285,461
Shares repurchased	(328,018)	(3,553,008)
Net increase (decrease)	7,506,080	$74,915,516

Core Opportunistic — Class Y-3

	Period from August 15, 2005
	(commencement of operations)
	through March 31, 2006
	Shares	Amount
Class Y-3:
Shares sold	17,315,697	$172,551,660
Shares issued through in-kind contribution	3,664,290	36,642,901
Shares issued to shareholders in reinvestment of distributions	222,245	2,193,554
Shares repurchased	(10,101)	(100,000)
Net increase (decrease)	21,192,131	$211,288,115

Short Maturity — Class Y-3

	Period from August 22, 2005
	(commencement of operations)
	through March 31, 2006
	Shares	Amount
Class Y-3:
Shares sold	349,857	$3,476,971
Shares issued through in-kind contribution	1,310,209	13,102,092
Shares issued to shareholders in reinvestment of distributions	20,378	201,740
Shares repurchased	(6)	(60)
Net increase (decrease)	1,680,438	$16,780,743

The Funds were formed with an initial contribution of securities in-kind on August 15,2006 and August 22, 2006, respectively.

MGI Funds

Notes to Financial Statements — (Continued)
March 31, 2006

6.                                  Federal Income Taxes

As of March 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth	$186,122,800	$8,817,954	$(6,961,901)	$1,856,053
Large Cap Value	181,902,644	12,910,260	(1,999,233)	10,911,027
Small/Mid Cap Growth	77,554,839	9,737,671	(1,061,076)	8,676,595
Small/Mid Cap Value	75,007,204	8,618,699	(1,499,721)	7,118,978
Core Opportunistic	258,269,701	268,016	(3,520,053)	(3,252,037)
Short Maturity	16,673,892	1,180	(128,744)	(127,564)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, real estate investment trust and other basis adjustments.

For the period ended March 31, 2006, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) disclosed below were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital Losses and Other Temporary Differences	Total Distributable Earnings
Large Cap Growth	$3,538,430	$581,164	$(11,051)	$4,108,543
Large Cap Value	1,695,782	656,563	(10,532)	2,341,813
Small/Mid Cap Growth	3,035,907	1,154,966	(2,064)	4,188,809
Small/Mid Cap Value	672,593	658,298	(1,689)	1,329,202
Core Opportunistic	2,302,571	—	(797,335)	1,505,236
Short Maturity	177,812	—	(104,096)	73,716

On March 31, 2006, Core Opportunistic and Short Maturity had capital loss carryovers of $281,738 and $56,196, respectively. These capital loss carryfowards will expire in 2014 if not utilized. For the period ended March 31, 2006, Core Opportunistic and Short Maturity have elected to defer to April 1, 2006, post October 2005 capital losses of $564,019 and $46,808, respectively. All other differences are temporary losses related to organizational costs.

During the period ended March 31, 2006, the tax character of distributions paid was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain
Large Cap Growth	$736,650	$124,656
Large Cap Value	838,821	413,235
Small/Mid Cap Growth	471,749	297,660
Small/Mid Cap Value	187,477	97,984
Core Opportunistic	2,193,554	—
Short Maturity	201,740	—

MGI FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MGI Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the MGI Funds comprising MGI US Large Cap Growth Equity Fund, MGI US Large Cap Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, MGI US Small/Mid Cap Value Equity Fund, MGI Core Opportunistic Fixed Income Fund and MGI US Short Maturity Fixed Income Fund (collectively, the “Funds”) as of March 31, 2006, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from August 15, 2005 (August 22, 2005 for MGI US Short Maturity Fixed Income Fund), commencement of operations to March 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the Funds’ custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting MGI Funds as of March 31, 2006 and the results of their operations, the changes in their net assets, and their financial highlights for the period ended March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
Boston, Massachusetts
May 26, 2006

MGI Funds

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment advisor and sub-advisors use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Code of Ethics

As of March 31, 2006, the Funds will be filing a copy of their code of ethics that applies to the Advisor, the Distributor, each subadvisor or persons performing similar functions with the SEC as an exhibit to its annual report on Form N-CSR. The full report can be viewed on the SEC website at  www.sec.gov.

Federal Tax Information

The amount of long-term capital gains paid for the fiscal year ended March 31, 2006 was as follows:

Fund
Large Cap Growth	$124,656
Large Cap Value	413,235
Small/Mid Cap Growth	297,660
Small/Mid Cap Value	97,984

Qualified dividend income (“QDI”) received by the Funds through March 31, 2006, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 1(h)(11) are as follows:

Fund	QDI
Large Cap Growth	$587,443
Large Cap Value	1,520,591
Small/Mid Cap Growth	103,519
Small/Mid Cap Value	301,712

For corporate shareholders, a portion of the ordinary dividends paid during the Fund’s period ending March 31, 2006, qualified for the dividends received reduction, as follows:

Fund
Large Cap Growth	13.60%
Large Cap Value	54.01%
Small/Mid Cap Growth	2.96%
Small/Mid Cap Value	35.43%

                                                                                                                                                                                                       91

MGI Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2005 through March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expenses Incurred*
Actual	0.55%	1,000.00	1,063.50	1,031.75	2.83
Hypothetical	0.55%	1,000.00	1,022.19	1,011.10	2.77

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.53%	1,000.00	1,086.00	1,043.00	2.76
Hypothetical	0.53%	1,000.00	1,022.29	1,011.15	2.67

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 182/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) — (Continued)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.90%	1,000.00	1,172.20	1,086.10	4.87
Hypothetical	0.90%	1,000.00	1,020.44	1,010.22	4.53

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.90%	1,000.00	1,107.90	1,053.95	4.73
Hypothetical	0.90%	1,000.00	1,020.44	1,010.22	4.53

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.35%	1,000.00	999.80	999.90	1.75
Hypothetical	0.35%	1,000.00	1,023.19	1,011.60	1.77

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365

Short Maturity — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.30%	1,000.00	1,011.40	1,005.70	1.50
Hypothetical	0.30%	1,000.00	1,023.44	1,011.72	1.51

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) — (Continued)

Effective April 1, 2006, the Advisor and the Trust, with respect to each Fund, amended the written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the net expenses for Class Y-3 shares of each Fund otherwise would exceed the following schedule: Large Cap Growth increased from 0.55% to 0.57%, Large Cap Value from 0.53% to 0.55%, Small/Mid Cap Growth from 0.90% to 0.92%, Small/Mid Cap Value 0.90% to 0.92%, Core Opportunistic from 0.35% to 0.37% and Short Maturity from 0.30% to 0.32%. Had these changes been in effect throughout the period the expense information for the Funds would have been as follows:

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.57%	1,000.00	1,063.40	1,031.70	2.93
Hypothetical	0.57%	1,000.00	1,022. 09	1,011.05	2.87

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.55%	1,000.00	1,085.80	1,042.90	2.86
Hypothetical	0.55%	1,000.00	1,022.19	1,011.10	2.77

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/365

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	1,172.00	1,086.00	4.98
Hypothetical	0.92%	1,000.00	1,020.34	1,010.17	4.63

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) — (Continued)

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	1,107.80	1,053.90	4.83
Hypothetical	0.92%	1,000.00	1,020.34	1,010.17	4.63

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/365

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.37%	1,000.00	999.70	999.85	1.84
Hypothetical	0.37%	1,000.00	1,023.09	1,011.55	1.87

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 182/365

Short Maturity — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.32%	1,000.00	1,011.20	1,005.60	1.60
Hypothetical	0.32%	1,000.00	1,023.34	1,011.67	1.61

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 182/365

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Robert L. Ash 1166 Avenue of the Americas New York, NY 10036 (59)	Chairman and Trustee	Since 2005	Mr. Ash is the Chief Executive Officer of EBB Services, Inc., a financial services company, since 2004. Mr. Ash served as the Chief Executive Officer and Senior Managing Director of Fleet Investment Management from 1997 to 2001.	7	None
Harrison M. Bains, Jr. 1166 Avenue of the Americas New York, NY 10036 (61)	Trustee	Since 2005	Mr. Bains was Vice President and Treasurer of Bristol-Myers Squibb Co. from 1988 to 2004.	7	None
Adela M. Cepeda A.C. Advisory, Inc. 161 No. Clark Street Suite 4975 Chicago, IL 60601 (47)	Trustee	Since 2005	Ms. Cepeda has been the President of A.C. Advisory, Inc. since 1995.	7

Ms. Cepeda is a director of Wyndham International, Inc. (hotel management), Lincoln National Income Fund, Inc., Lincoln National Convertible Securities Fund, Inc., The UBS Funds, UBS Relationship Funds, Fort Dearborn Income Securities, Inc., SMA Relationship Trust, and Amalgamated Bank of Chicago.

Interested Trustees:

Name, Address and Age	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Barry S. McInerney** 1166 Avenue of the Americas New York, NY 10036 (42)	Trustee, President, and Chief Executive Officer	Since 2005	Mr. McInerney is President of Mercer Global Investments, Inc. since 2005 and President of Mercer Trust Company, Inc. since 2004. Mr. McInerney served as President of Mercer Investment Consulting, Inc. from 2001 to 2004; and President of Mercer Investment Consulting (Canada and Latin America Region), from 1998 to 2001.	7	None

1            Each Trustee holds office for an indefinite term.

*                                     The “Fund Complex” consists of the Trust, which has seven portfolios.

**                               Mr. McInerney is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

Principal Officers:

Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ravi B. Venkataraman (37)	Vice President and Chief Investment Officer	Since 2005

Mr. Venkataraman is Chief Investment Officer, Mercer Global Investments, Inc. since 2004. Mr. Venkataraman was Principal and Head of the Northeast Region of Mercer Investment Consulting, Inc. from 2000 to 2003.

Richard S. Joseph (40)	Vice President, Treasurer, and Principal Accounting Officer	Since 2005

Mr. Joseph is Chief Operating Officer, Mercer Global Investments, Inc. since 2005. Mr. Joseph was Chief Operating Officer of AdvisorCentral LLC from 2001 to 2004 and Executive Vice President and Chief Operating Officer, Fleet Financial Group from 1996 to 2001.

David M. Goldenberg (39)	Vice President, Secretary, and Chief Compliance Officer	Since 2005

Mr. Goldenberg is Chief Counsel and Chief Compliance Officer of Mercer Global Investments, Inc.; Chief Compliance Officer of Mercer Investment Consulting; and Director of Mercer Trust Company since 2004. From 2002 to 2004, Mr. Goldenberg was Deputy General Counsel of UBS Global Asset Management (US) Inc. From 2000 to 2002, he was Director, Legal Affairs at Lazard Asset Management.

Cynthia Lo Bessette (37)	Vice President and Assistant Secretary	Since 2005

Ms. Lo Bessette is Senior Corporate Counsel of Mercer Global Investments, Inc. since 2005. From 2004 to 2005, Ms. Lo Bessette was Counsel of Dimensional Fund Advisors, Inc. From 2001 to 2004, she was Director and Associate General Counsel of UBS Global Asset Management (US) Inc. From 1997-2001, she was a Vice President of Zurich Scudder Investments.

David L. Eisenberg (50)	Vice President	Since 2005

Mr. Eisenberg is a Senior Portfolio Manager of Mercer Global Investments, Inc. since 2004. Mr. Eisenberg was President of Brockhouse Cooper International, Inc. from 2002 to 2004; a self-employed consultant from 2001 to 2004; and Chief Equity Officer of John Hancock Advisors, Inc. from 1997 to 2001.

+                                    Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of MGI Funds are distributed by MGI Funds Distributors, Inc.

Item 2. Code of Ethics.

As of March 31, 2006, the Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Treasurer. For the year ended March 31, 2006, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a) (1).

Item 3. Audit Committee Financial Expert.

 The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Harrison M. Bains, Jr., who is “independent” as defined in Item 3(a)(2) of this Form.

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees – The aggregate fee billed for the fiscal year for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $139,850 for the fiscal year ended March 31, 2006.

(b)   Audit-Related Fees – There were no fees billed for the fiscal year ended March 31, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)   Tax Fees – The aggregate fee billed in the last fiscal year for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations was $8,400 for the fiscal year ended March 31, 2006.

(d)   All Other Fees – There were no other fees billed for the fiscal year ended March 31, 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)   (1)   The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2)   There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended March 31, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)   There were no aggregate fees billed for the fiscal year ended March 31, 2006 by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)   Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for the Registrant’s Principal Executive Officer and Treasurer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1).

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MGI FUNDS

By (Signature and Title)	By: /s/ Barry S. McInerney
Barry S. McInerney President and Chief Executive Officer
Date	June 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By /s/ Barry S. McInerney
Barry S. McInerney President and Chief Executive Officer
Date	June 7, 2006

By (Signature and Title)	By /s/ Richard S. Joseph
Richard S. Joseph Treasurer
Date	June 7, 2006